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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22167

Allianz Funds Multi-Strategy Trust

(Exact name of registrant as specified in charter)

1633 Broadway,

New York, New York 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: November 30, 2011

Date of reporting period: August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Allianz Funds Multi-Strategy Trust
Allianz Global Investors Solutions 2015 Fund
Allianz Global Investors Solutions 2020 Fund
Allianz Global Investors Solutions 2030 Fund
Allianz Global Investors Solutions 2040 Fund
Allianz Global Investors Solutions 2050 Fund
Allianz Global Investors Solutions Global Allocation Fund
Allianz Global Investors Solutions Global Growth Allocation Fund
Allianz Global Investors Solutions Retirement Income Fund
Allianz AGIC Convertible Fund
Allianz AGIC Focused Opportunity Fund
Allianz AGIC High Yield Bond Fund
Allianz AGIC International Growth Fund
Allianz AGIC International Growth Opportunities Fund
Allianz AGIC Micro Cap Fund
Allianz AGIC Small to Mid Cap Growth Fund
Allianz AGIC Ultra Micro Cap Fund
Allianz AGIC U.S. Emerging Growth Fund
Allianz NFJ Global Dividend Value Fund
Allianz RCM All Alpha Fund
Allianz RCM All Horizons Fund
Allianz RCM China Equity Fund
Allianz RCM Disciplined Equity Fund
Allianz RCM Global EcoTrendsSM Fund
Allianz RCM Global Water Fund
Allianz RCM International Opportunities Fund
Allianz RCM Redwood Fund

Item 1.	Schedules of Investments

Schedule of Investments

Allianz Global Investors Solutions 2015 Fund

August 31, 2011 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—21.8%
AGIC Emerging Markets Opportunities	5,333	$138,986
AGIC Income & Growth	38,542	454,799
AGIC International	10,635	138,364
AGIC Opportunity (c)	9,193	192,592
NFJ Dividend Value	40,959	457,100
NFJ International Value	13,033	252,965
NFJ Renaissance	6,520	114,100
NFJ Small-Cap Value	5,912	177,597
RCM Global Resources (c)	13,889	228,746
RCM Large-Cap Growth	26,092	342,067

Total Allianz Funds (cost—$2,375,588)		2,497,316

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—11.8%
AGIC International Growth Opportunities	4,776	149,855
AGIC U.S. Emerging Growth (c)	17,236	225,968
NFJ Global Dividend Value	19,789	347,698
RCM Disciplined Equity	34,296	511,355
RCM International Opportunities	9,239	115,115

Total Allianz Funds Multi-Strategy Trust (cost—$1,267,398)		1,349,991

EXCHANGE-TRADED FUNDS—17.2%
iShares Barclays TIPS Bond	2,423	276,998
PIMCO 1-5 Year U.S. TIPS Index (a)	31,705	1,694,632

Total Exchange-Traded Funds (cost—$1,935,450)		1,971,630

OTHER MUTUAL FUNDS (d)—2.0%
ING Global Real Estate (cost—$219,631)	14,212	229,660

PIMCO FUNDS (a)(b)—45.6%
CommoditiesPLUS Strategy	17,934	230,629
Floating Income	33,688	286,347
Foreign Bond (U.S. Dollar-Hedged)	42,664	452,660
Income	30,708	343,628
Real Return	201,080	2,423,014
Short-Term	105,259	1,034,695
Total Return	41,616	458,194

Total PIMCO Funds (cost—$4,835,510)		5,229,167

Total Investments (cost—$10,633,577)—98.4%		11,277,764

Other assets less liabilities—1.6%		186,161

Net Assets—100.0%		$11,463,925

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class W share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz Global Investors Solutions 2020 Fund

August 31, 2011 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—24.9%
AGIC Emerging Markets Opportunities	3,643	$94,921
AGIC Income & Growth	21,170	249,803
AGIC International	7,257	94,415
AGIC Opportunity (c)	6,342	132,872
NFJ Dividend Value	28,858	322,059
NFJ International Value	8,238	159,894
NFJ Renaissance	3,755	65,712
NFJ Small-Cap Value	3,295	98,990
RCM Global Resources (c)	8,078	133,040
RCM Large-Cap Growth	15,108	198,065

Total Allianz Funds (cost—$1,441,490)		1,549,771

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—15.0%
AGIC International Growth Opportunities	4,073	127,808
AGIC U.S. Emerging Growth (c)	10,076	132,093
NFJ Global Dividend Value	17,167	301,624
RCM Disciplined Equity	20,476	305,294
RCM International Opportunities	5,086	63,376

Total Allianz Funds Multi-Strategy Trust (cost—$855,255)		930,195

EXCHANGE-TRADED FUNDS—14.4%
iShares Barclays TIPS Bond	1,159	132,497
PIMCO 1-5 Year U.S. TIPS Index (a)	14,290	763,800

Total Exchange-Traded Funds (cost—$871,175)		896,297

OTHER MUTUAL FUNDS (d)—2.7%
ING Global Real Estate (cost—$156,826)	10,215	165,077

PIMCO FUNDS (a)(b)—42.8%
CommoditiesPLUS Strategy	16,774	215,710
Floating Income	21,290	180,969
Foreign Bond (U.S. Dollar-Hedged)	22,234	235,904
Income	16,113	180,309
Real Return	96,175	1,158,913
Short-Term	51,753	508,730
Total Return	16,110	177,365

Total PIMCO Funds (cost—$2,403,357)		2,657,900

Total Investments (cost—$5,728,103)—99.8%		6,199,240

Other assets less liabilities—0.2%		13,255

Net Assets—100.0%		$6,212,495

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class W share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz Global Investors Solutions 2030 Fund

August 31, 2011 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—34.8%
AGIC Emerging Markets Opportunities	8,798	$229,276
AGIC Income & Growth	27,419	323,544
AGIC International	13,015	169,331
AGIC Opportunity (c)	14,739	308,790
NFJ Dividend Value	33,735	376,482
NFJ International Value	18,475	358,593
NFJ Renaissance	4,392	76,854
NFJ Small-Cap Value	7,202	216,343
RCM Global Resources (c)	14,735	242,688
RCM Large-Cap Growth	17,213	225,658

Total Allianz Funds (cost—$2,309,653)		2,527,559

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—19.2%
AGIC International Growth Opportunities	6,658	208,933
AGIC U.S. Emerging Growth (c)	14,717	192,940
NFJ Global Dividend Value	20,491	360,020
RCM Disciplined Equity	25,148	374,950
RCM International Opportunities	20,792	259,065

Total Allianz Funds Multi-Strategy Trust (cost—$1,191,895)		1,395,908

EXCHANGE-TRADED FUNDS (a)—6.8%
PIMCO 1-5 Year U.S. TIPS Index (cost—$488,368)	9,252	494,519

OTHER MUTUAL FUNDS (d)—3.2%
ING Global Real Estate (cost—$220,981)	14,323	231,460

PIMCO FUNDS (a)(b)—35.6%
CommoditiesPLUS Strategy	23,053	296,467
Floating Income	30,240	257,041
Foreign Bond (U.S. Dollar-Hedged)	19,483	206,712
Income	12,308	137,723
Real Return	53,141	640,346
Short-Term	92,993	914,124
Total Return	12,548	138,154

Total PIMCO Funds (cost—$2,476,223)		2,590,567

Total Investments (cost—$6,687,120)—99.6%		7,240,013

Other assets less liabilities—0.4%		27,675

Net Assets—100.0%		$7,267,688

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class W share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz Global Investors Solutions 2040 Fund

August 31, 2011 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—46.7%
AGIC Emerging Markets Opportunities	9,804	$255,479
AGIC Income & Growth	27,291	322,032
AGIC International	18,225	237,113
AGIC Opportunity (c)	14,713	308,229
AGIC Systematic Growth	8,431	116,512
NFJ Dividend Value	34,214	381,833
NFJ International Value	20,722	402,219
NFJ Renaissance	4,547	79,574
NFJ Small-Cap Value	8,061	242,142
RCM Global Resources (c)	12,465	205,294
RCM Large-Cap Growth	13,383	175,453

Total Allianz Funds (cost—$2,399,359)		2,725,880

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—24.3%
AGIC International Growth Opportunities	6,988	219,291
AGIC U.S. Emerging Growth (c)	12,404	162,610
NFJ Global Dividend Value	19,189	337,155
RCM Disciplined Equity	25,481	379,921
RCM International Opportunities	25,695	320,162

Total Allianz Funds Multi-Strategy Trust (cost—$1,173,463)		1,419,139

EXCHANGE-TRADED FUNDS—4.5%
iShares Dow Jones U.S. Real Estate Index	1,345	76,907
PIMCO 1-5 Year U.S. TIPS Index (a)	3,521	188,198

Total Exchange-Traded Funds (cost—$267,652)		265,105

OTHER MUTUAL FUNDS (d)—4.5%
ING Global Real Estate (cost—$253,161)	16,430	265,504

PIMCO FUNDS (a)(b)—19.8%
CommoditiesPLUS Strategy	29,657	381,387
Floating Income	34,585	293,970
Short-Term	48,701	478,735

Total PIMCO Funds (cost—$1,202,800)		1,154,092

Total Investments (cost—$5,296,435)—99.8%		5,829,720

Other assets less liabilities—0.2%		12,155

Net Assets—100.0%		$5,841,875

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class W share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz Global Investors Solutions 2050 Fund

August 31, 2011 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—50.8%
AGIC Emerging Markets Opportunities	9,942	$259,094
AGIC Income & Growth	28,070	331,231
AGIC International	19,503	253,736
AGIC Opportunity (c)	16,413	343,851
AGIC Systematic Growth	8,558	118,270
NFJ Dividend Value	36,226	404,281
NFJ International Value	20,455	397,020
NFJ Renaissance	5,011	87,687
NFJ Small-Cap Value	8,774	263,572
RCM Global Resources (c)	14,412	237,367
RCM Large-Cap Growth	13,036	170,900

Total Allianz Funds (cost—$2,524,224)		2,867,009

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—25.8%
AGIC International Growth Opportunities	7,219	226,532
AGIC U.S. Emerging Growth (c)	13,338	174,862
NFJ Global Dividend Value	19,392	340,716
RCM Disciplined Equity	26,746	398,790
RCM International Opportunities	25,224	314,293

Total Allianz Funds Multi-Strategy Trust (cost—$1,207,442)		1,455,193

EXCHANGE-TRADED FUNDS—1.5%
iShares Dow Jones U.S. Real Estate Index (cost—$91,709)	1,509	86,285

OTHER MUTUAL FUNDS (d)—4.9%
ING Global Real Estate (cost—$265,139)	17,145	277,057

PIMCO FUNDS (a)(b)—16.9%
CommoditiesPLUS Strategy	31,142	400,480
Floating Income	31,136	264,659
Short-Term	29,505	290,033

Total PIMCO Funds (cost—$1,004,595)		955,172

Total Investments (cost—$5,093,109)—99.9%		5,640,716

Other assets less liabilities—0.1%		7,824

Net Assets—100.0%		$5,648,540

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class W share of each mutual fund.

Schedule of Investments

Allianz Global Investors Solutions Global Allocation Fund

August 31, 2011 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—38.6%
AGIC Emerging Markets Opportunities	312,143	$8,134,462
AGIC Income & Growth	685,641	8,090,561
AGIC International	719,968	9,366,779
AGIC Opportunity (c)	397,472	8,327,043
AGIC Systematic Growth	168,947	2,334,850
NFJ Dividend Value	524,951	5,858,457
NFJ International Value	786,660	15,269,076
NFJ Large Cap Value	346,558	4,685,464
NFJ Renaissance	200,827	3,514,471
NFJ Small-Cap Value	197,346	5,928,264
RCM Global Resources (c)	576,301	9,491,673
RCM Large-Cap Growth	626,631	8,215,130

Total Allianz Funds (cost—$75,681,258)		89,216,230

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—20.6%
AGIC International Growth Opportunities	247,237	7,758,276
AGIC U.S. Emerging Growth (c)	636,505	8,344,581
NFJ Global Dividend Value	601,964	10,576,509
RCM Disciplined Equity	626,332	9,338,614
RCM International Opportunities	939,930	11,711,529

Total Allianz Funds Multi-Strategy Trust (cost—$40,767,757)		47,729,509

EXCHANGE-TRADED FUNDS (a)—10.5%
PIMCO 1-5 Year U.S. TIPS Index (cost—$24,325,586)	456,359	24,392,388

OTHER MUTUAL FUNDS (d)—3.6%
ING Global Real Estate (cost—$7,955,056)	510,058	8,232,337

PIMCO FUNDS (a)(b)—26.8%
CommoditiesPLUS Strategy	287,249	3,694,021
Floating Income	1,214,078	10,319,665
Foreign Bond (U.S. Dollar-Hedged)	849,764	9,015,999
Income	710,581	7,951,395
Short-Term	2,342,130	23,023,134
Total Return	720,540	7,933,149

Total PIMCO Funds (cost—$61,239,081)		61,937,363

	Principal Amount (000s)	Value*
Repurchase Agreements—0.2%
State Street Bank & Trust Co., dated 8/31/11, zero coupon, due 9/1/11, proceeds $551,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $565,805 including accrued interest (cost—$551,000)	$551	$551,000

Total Investments (cost—$210,519,738)—100.3%		232,058,827

Liabilities in excess of other assets—(0.3)%		(584,114)

Net Assets—100.0%		$231,474,713

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz Global Investors Solutions Global Growth Allocation Fund

August 31, 2011 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—52.5%
AGIC Emerging Markets Opportunities	15,032	$391,733
AGIC Income & Growth	29,414	347,086
AGIC International	30,027	390,645
AGIC Opportunity (c)	21,935	459,544
AGIC Systematic Growth	11,103	153,446
NFJ Dividend Value	48,534	541,636
NFJ International Value	32,122	623,490
NFJ Renaissance	7,434	130,100
NFJ Small-Cap Value	12,362	371,349
RCM Global Resources (c)	21,107	347,633
RCM Large-Cap Growth	20,565	269,602

Total Allianz Funds (cost—$3,595,509)		4,026,264

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—28.3%
AGIC International Growth Opportunities	12,446	390,558
AGIC U.S. Emerging Growth (c)	17,501	229,442
NFJ Global Dividend Value	31,049	545,538
RCM Disciplined Equity	36,143	538,886
RCM International Opportunities	37,623	468,781

Total Allianz Funds Multi-Strategy Trust (cost—$1,847,620)		2,173,205

EXCHANGE-TRADED FUNDS—1.3%
iShares Dow Jones U.S. Real Estate Index (cost—$112,008)	1,843	105,383

OTHER MUTUAL FUNDS (d)—4.4%
ING Global Real Estate (cost—$319,028)	20,768	335,615

PIMCO FUNDS (a)(b)—13.7%
CommoditiesPLUS Strategy	18,026	231,815
Floating Income	54,594	464,044
Short-Term	35,953	353,422

Total PIMCO Funds (cost—$1,088,281)		1,049,281

Total Investments (cost—$6,962,446)—100.2%		7,689,748

Liabilities in excess of other assets—(0.2)%		(18,459)

Net Assets—100.0%		$7,671,289

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class W share of each mutual fund.

Schedule of Investments

Allianz Global Investors Solutions Retirement Income Fund

August 31, 2011 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—20.2%
AGIC Emerging Markets Opportunities	4,551	$118,597
AGIC Income & Growth	49,075	579,085
AGIC International	13,409	174,457
AGIC Opportunity (c)	10,214	213,980
NFJ Dividend Value	52,177	582,294
NFJ International Value	14,960	290,369
NFJ Small-Cap Value	7,373	221,498
RCM Global Resources (c)	18,292	301,271
RCM Large-Cap Growth	33,341	437,096

Total Allianz Funds (cost—$2,832,245)		2,918,647

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—9.9%
AGIC International Growth Opportunities	4,527	142,064
AGIC U.S. Emerging Growth (c)	16,487	216,142
NFJ Global Dividend Value	24,453	429,635
RCM Disciplined Equity	33,171	494,573
RCM International Opportunities	11,726	146,112

Total Allianz Funds Multi-Strategy Trust (cost—$1,383,276)		1,428,526

EXCHANGE-TRADED FUNDS—17.1%
iShares Barclays TIPS Bond	2,718	310,722
PIMCO 1-5 Year U.S. TIPS Index (a)	40,409	2,159,861

Total Exchange-Traded Funds (cost—$2,432,320)		2,470,583

OTHER MUTUAL FUNDS (d)—2.0%
ING Global Real Estate (cost—$279,530)	18,036	291,456

PIMCO FUNDS (a)(b)—49.9%
CommoditiesPLUS Strategy	16,411	211,040
Floating Income	24,058	204,493
Foreign Bond (U.S. Dollar-Hedged)	52,110	552,885
Income	49,618	555,227
Real Return	288,845	3,480,581
Short-Term	165,726	1,629,088
Total Return	52,588	579,000

Total PIMCO Funds (cost—$6,753,192)		7,212,314

	Principal Amount (000s)	Value*
Repurchase Agreements—0.8%
State Street Bank & Trust Co., dated 8/31/11, zero coupon, due 9/1/11, proceeds $119,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $123,245 including accrued interest (cost—$119,000)	$119	$119,000

Total Investments (cost—$13,799,563)—99.9%		14,440,526

Other assets less liabilities—0.1%		9,488

Net Assets—100.0%		$14,450,014

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class W share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz AGIC Convertible Fund

August 31, 2011 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*
CONVERTIBLE BONDS—82.7%
Aerospace & Defense—4.0%
AAR Corp.,
1.625%, 3/1/14 (a)(b)	NR/BB	$2,080	$1,991,600
1.75%, 2/1/26	NR/BB	6,415	6,647,544
RTI International Metals, Inc.,
3.00%, 12/1/15	NR/NR	8,375	8,846,094
Triumph Group, Inc.,
2.625%, 10/1/26	NR/NR	5,350	10,318,812

			27,804,050

Automotive—1.1%
Ford Motor Co.,
4.25%, 12/15/36	Ba3/BB-	905	1,302,069
Navistar International Corp.,
3.00%, 10/15/14	NR/B	5,705	6,325,419

			7,627,488

Biotechnology—4.5%
Cubist Pharmaceuticals, Inc.,
2.50%, 11/1/17	NR/NR	6,825	9,205,219
Gilead Sciences, Inc.,
1.625%, 5/1/16	NR/A-	8,370	9,667,350
Illumina, Inc. (a)(b),
0.25%, 3/15/16	NR/NR	3,955	3,747,362
Vertex Pharmaceuticals, Inc.,
3.35%, 10/1/15	NR/NR	6,630	8,038,875

			30,658,806

Building & Construction—1.4%
MasTec, Inc.,
4.00%, 6/15/14	NR/NR	6,385	9,832,900

Commercial Services—4.2%
Alliance Data Systems Corp.,
1.75%, 8/1/13	NR/NR	8,010	10,112,625
DFC Global Corp.,
3.00%, 4/1/28	NR/NR	7,690	10,064,287
Hertz Global Holdings, Inc.,
5.25%, 6/1/14	NR/B-	5,460	8,367,450

			28,544,362

Communications—9.2%
Earthlink, Inc. (d),
3.25%, 11/15/26	NR/B-	10,005	10,180,087
Equinix, Inc.,
4.75%, 6/15/16	NR/B	7,415	9,954,637
Interpublic Group of Cos., Inc.,
4.75%, 3/15/23	Baa3/BB+	6,230	6,923,088
Level 3 Communications, Inc.,
15.00%, 1/15/13	NR/CCC	5,670	8,051,400
Priceline.com, Inc. (a)(b),
1.25%, 3/15/15	NR/BBB-	5,245	9,690,138

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*
Symantec Corp., Ser. B,
1.00%, 6/15/13	NR/BBB	$8,700	$10,092,000
VeriSign, Inc.,
3.25%, 8/15/37	NR/NR	7,455	8,097,994

			62,989,344

Computers & Peripherals—4.4%
Cadence Design Systems, Inc.,
2.625%, 6/1/15	NR/NR	6,255	8,624,081
EMC Corp., Ser. B,
1.75%, 12/1/13	NR/A-	6,810	10,121,363
NetApp, Inc.,
1.75%, 6/1/13	NR/NR	2,175	2,813,906
SanDisk Corp.,
1.50%, 8/15/17	NR/BB-	8,975	9,019,875

			30,579,225

Diversified Manufacturing—1.6%
Actuant Corp.,
2.672%, 11/15/23	NR/B+	6,135	6,702,487
Textron, Inc.,
4.50%, 5/1/13	NR/BBB-	2,830	4,032,750

			10,735,237

Electrical Equipment—2.2%
EnerSys (d),
3.375%, 6/1/38	B1/BB	6,850	6,644,500
General Cable Corp.,
0.875%, 11/15/13	Ba3/B+	8,575	8,199,844

			14,844,344

Energy—2.4%
Alpha Natural Resources, Inc.,
2.375%, 4/15/15	NR/B+	7,235	7,859,019
Peabody Energy Corp.,
4.75%, 12/15/66	Ba3/B+	7,610	8,951,262

			16,810,281

Financial Services—0.9%
BGC Partners, Inc. (a)(b),
4.50%, 7/15/16	NR/BBB-	6,535	6,012,200

Healthcare—2.5%
Hologic, Inc. (d),
2.00%, 12/15/37	NR/BB+	7,970	8,517,938
NuVasive, Inc.,
2.75%, 7/1/17	NR/NR	9,365	8,803,100

			17,321,038

Healthcare & Hospitals—2.6%
LifePoint Hospitals, Inc.,
3.50%, 5/15/14	NR/B	9,345	9,496,856
Molina Healthcare, Inc.,
3.75%, 10/1/14	NR/NR	8,320	8,320,000

			17,816,856

Schedule of Investments

Allianz AGIC Convertible Fund

August 31, 2011 (unaudited) (continued)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*
Hotels/Gaming—1.4%
MGM Resorts International,
4.25%, 4/15/15	Caa1/CCC+	$9,650	$9,300,187

Insurance—1.2%
American Equity Investment Life Holding Co. (a)(b),
3.50%, 9/15/15	NR/NR	8,075	8,266,781

Machinery—2.8%
Chart Industries, Inc.,
2.00%, 8/1/18	NR/B+	8,480	8,352,800
Greenbrier Cos., Inc. (a)(b),
3.50%, 4/1/18	NR/NR	9,850	8,286,313
Roper Industries, Inc. (d),
zero coupon, 1/15/34	Baa3/BB+	2,740	2,654,375

			19,293,488

Materials & Processing—3.3%
Alcoa, Inc.,
5.25%, 3/15/14	Baa3/BBB-	3,200	6,688,000
Allegheny Technologies, Inc.,
4.25%, 6/1/14	NR/BBB-	5,845	8,168,388
Steel Dynamics, Inc.,
5.125%, 6/15/14	NR/BB+	6,940	7,686,050

			22,542,438

Multi-Media—3.8%
Liberty Media LLC,
3.125%, 3/30/23	B1/BB-	7,760	8,642,700
3.50%, 1/15/31	B1/BB-	16,110	9,263,250
XM Satellite Radio, Inc. (a)(b),
7.00%, 12/1/14	NR/BB-	6,585	8,535,806

			26,441,756

Oil & Gas—6.4%
Chesapeake Energy Corp.,
2.50%, 5/15/37	Ba3/BB+	10,155	10,662,750
Newpark Resources, Inc.,
4.00%, 10/1/17	NR/CCC+	7,935	8,758,256
Oil States International, Inc.,
2.375%, 7/1/25	NR/BB	3,855	8,042,494
Pioneer Natural Resources Co.,
2.875%, 1/15/38	NR/BB+	5,285	7,154,569
SESI LLC (d),
1.50%, 12/15/26	NR/BB+	9,030	9,109,012

			43,727,081

Pharmaceuticals—6.1%
Akorn, Inc. (a)(b),
3.50%, 6/1/16	NR/NR	5,945	6,925,925
BioMarin Pharmaceutical, Inc.,
1.875%, 4/23/17	NR/B	6,010	9,353,062

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*
Endo Pharmaceuticals Holdings, Inc.,
1.75%, 4/15/15	NR/NR	$7,350	$9,022,125
Valeant Pharmaceuticals International, Inc. (a)(b),
5.375%, 8/1/14	NR/NR	2,115	6,762,713
Viropharma, Inc.,
2.00%, 3/15/17	NR/NR	7,725	9,801,094

			41,864,919

Real Estate Investment Trust—3.7%
Boston Properties L.P.,
3.75%, 5/15/36	NR/A-	8,030	9,364,987
Developers Diversified Realty Corp.,
1.75%, 11/15/40	NR/NR	8,705	8,607,069
Host Hotels & Resorts L.P. (a)(b),
2.50%, 10/15/29	NR/BB+	6,920	7,551,450

			25,523,506

Retail—2.7%
Iconix Brand Group, Inc. (a)(b),
2.50%, 6/1/16	NR/NR	9,700	9,554,500
Saks, Inc.,
2.00%, 3/15/24	B2/BB	8,890	8,934,450

			18,488,950

Technology—6.4%
Electronic Arts, Inc. (a)(b),
0.75%, 7/15/16	NR/NR	10,300	10,377,250
Nuance Communications, Inc.,
2.75%, 8/15/27	NR/BB-	8,025	9,670,125
ON Semiconductor Corp.,
2.625%, 12/15/26	NR/BB	5,685	6,047,419
RightNow Technologies, Inc. (a)(b),
2.50%, 11/15/30	NR/NR	7,880	10,066,700
Salesforce.com, Inc.,
0.75%, 1/15/15	NR/NR	4,710	7,606,650

			43,768,144

Telecommunications—2.1%
Anixter International, Inc.,
1.00%, 2/15/13	NR/B+	8,765	9,772,975
JDS Uniphase Corp.,
1.00%, 5/15/26	NR/NR	5,095	4,999,469

			14,772,444

Toys—0.8%
Jakks Pacific, Inc. (a)(b),
4.50%, 11/1/14	NR/NR	4,230	5,446,125

Wholesale—1.0%
WESCO International, Inc.,
6.00%, 9/15/29	NR/B	4,060	6,962,900

Total Convertible Bonds (cost—$564,215,054)			567,974,850

Schedule of Investments

Allianz AGIC Convertible Fund

August 31, 2011 (unaudited) (continued)

	Credit Rating (Moody’s/S&P)	Shares	Value*
CONVERTIBLE PREFERRED STOCK—8.3%
Auto Components—1.1%
Goodyear Tire & Rubber Co.,
5.875%, 4/1/14	NR/NR	169,440	$7,611,245

Financial Services—2.6%
AMG Capital Trust I,
5.10%, 4/15/36	NR/BB	234,010	10,354,638
Bank of America Corp., Ser. L (c),
7.25%, 1/30/13	Ba3/BB+	8,305	7,399,755

			17,754,393

Household Durables—1.4%
Stanley Black & Decker, Inc.,
4.75%, 11/17/15	Baa3/BBB+	85,460	9,503,152

Insurance—1.4%
MetLife, Inc.,
5.00%, 9/11/13	NR/BBB-	147,050	9,624,422

Oil, Gas & Consumable Fuels—1.3%
Apache Corp., Ser. D,
6.00%, 8/1/13	NR/NR	152,005	8,833,010

Road/Rail—0.5%
2010 Swift Mandatory Common Exchange Security Trust (a)(b),
6.00%, 12/31/13	NR/NR	400,230	3,820,196

Total Convertible Preferred Stock (cost—$61,101,043)			57,146,418

		Principal Amount (000s)
SHORT-TERM INVESTMENTS—8.6%
Convertible Bonds—5.8%
Auto Components—1.2%
BorgWarner, Inc.,
3.50%, 4/15/12	NR/BBB	$3,765	8,231,232

Healthcare & Hospitals—0.6%
AMERIGROUP Corp.,
2.00%, 5/15/12	NR/BB+	3,075	3,793,781

Oil & Gas—1.2%
Core Laboratories L.P.,
0.25%, 10/31/11	NR/NR	3,515	8,572,206

Pharmaceuticals—1.4%
Mylan, Inc.,
1.25%, 3/15/12	NR/BB	9,580	9,879,375

Technology—1.4%
VeriFone Systems, Inc.,
1.375%, 6/15/12	NR/B	9,085	9,777,731

Total Convertible Bonds (cost—$37,663,203)			40,254,325

	Principal Amount (000s)	Value*
Repurchase Agreements—2.8%
State Street Bank & Trust Co., dated 8/31/11, zero coupon, due 9/1/11, proceeds $19,099,000; collaterized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $19,483,860 including accrued interest (cost—$19,099,000)	$19,099	$19,099,000

Total Short-Term Investments (cost—$56,762,203)		59,353,325

Total Investments (cost—$682,078,300)—99.6%		684,474,593

Other assets less liabilities—0.4%		2,604,088

Net Assets—100.0%		$687,078,681

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $107,035,059, representing 15.6% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Perpetual maturity. The date shown is the next call date.
(d)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

Glossary:

NR—Not Rated

Schedule of Investments

Allianz AGIC Focused Opportunity Fund

August 31, 2011 (unaudited)

	Shares	Value*
COMMON STOCK—100.0%
Aerospace & Defense—3.8%
AerCap Holdings NV (a)	12,750	$141,652

Automobiles—2.8%
Tesla Motors, Inc. (a)	4,175	103,290

Biotechnology—3.7%
BioMarin Pharmaceutical, Inc. (a)	2,175	64,347
Cubist Pharmaceuticals, Inc. (a)	2,100	72,849

		137,196

Capital Markets—3.4%
Greenhill & Co., Inc.	1,900	67,507
WisdomTree Investments, Inc. (a)	6,450	58,243

		125,750

Commercial Services & Supplies—1.5%
Mobile Mini, Inc. (a)	2,950	56,198

Communications Equipment—8.4%
Acme Packet, Inc. (a)	1,300	61,217
Ciena Corp. (a)	6,250	76,500
Sycamore Networks, Inc.	10,125	174,049

		311,766

Diversified Consumer Services—2.5%
American Public Education, Inc. (a)	2,250	92,745

Electrical Equipment—3.5%
Polypore International, Inc. (a)	2,100	129,507

Energy Equipment & Services—3.6%
Weatherford International Ltd. (a)	7,800	133,614

Financial Services—1.6%
MarketAxess Holdings, Inc.	2,025	59,697

Health Care Equipment & Supplies—9.1%
Align Technology, Inc. (a)	3,975	75,922
Intuitive Surgical, Inc. (a)	300	114,405
NuVasive, Inc. (a)	6,100	147,803

		338,130

Hotels, Restaurants & Leisure—2.6%
Life Time Fitness, Inc. (a)	2,525	96,808

Internet & Catalog Retail—4.2%
NetFlix, Inc. (a)	200	47,002
Shutterfly, Inc. (a)	2,025	108,662

		155,664

Internet Software & Services—7.0%
Ancestry.com, Inc. (a)	1,700	60,707
Constant Contact, Inc. (a)	5,275	100,911
Rackspace Hosting, Inc. (a)	1,250	45,700

	Shares	Value*
VistaPrint NV (a)	1,750	$51,502

		258,820

IT Services—1.6%
Teradata Corp. (a)	1,175	61,523

Machinery—2.2%
Wabash National Corp. (a)	14,550	82,790

Metals & Mining—8.4%
Globe Specialty Metals, Inc.	3,900	65,325
Horsehead Holding Corp. (a)	7,900	80,975
Silver Standard Resources, Inc. (a)	2,225	63,123
Silver Wheaton Corp.	2,550	101,031

		310,454

Oil, Gas & Consumable Fuels—12.2%
Carrizo Oil & Gas, Inc. (a)	2,225	66,794
Comstock Resources, Inc. (a)	6,825	138,889
Goodrich Petroleum Corp. (a)	6,775	108,536
Ultra Petroleum Corp. (a)	4,175	139,862

		454,081

Pharmaceuticals—3.7%
Questcor Pharmaceuticals, Inc. (a)	2,425	72,871
Salix Pharmaceuticals Ltd. (a)	2,100	63,945

		136,816

Semiconductors & Semiconductor Equipment—2.3%
Netlogic Microsystems, Inc. (a)	2,800	84,056

Software—6.0%
BroadSoft, Inc. (a)	5,025	152,006
Citrix Systems, Inc. (a)	1,175	71,006

		223,012

Specialty Retail—2.3%
Cabela’s, Inc. (a)	3,675	86,179

Textiles, Apparel & Luxury Goods—3.6%
Deckers Outdoor Corp. (a)	675	60,048
Under Armour, Inc., Class A (a)	1,025	72,632

		132,680

Total Investments (cost—$4,195,559)—100.0%		3,712,428

Other assets less liabilities—0.0%		119

Net Assets—100.0%		$3,712,547

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

Allianz AGIC High Yield Bond Fund

August 31, 2011 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*
CORPORATE BONDS & NOTES—93.1%
Aerospace & Defense—2.6%
BE Aerospace, Inc.,
8.50%, 7/1/18	Ba3/BB	$425	$457,938
TransDigm, Inc. (a)(b),
7.75%, 12/15/18	B3/B-	905	925,362
Triumph Group, Inc.,
8.00%, 11/15/17	B1/B+	920	954,500

			2,337,800

Apparel & Textiles—1.1%
Quiksilver, Inc.,
6.875%, 4/15/15	Caa1/CCC+	1,095	1,032,038

Auto Components—5.2%
American Axle & Manufacturing, Inc.,
7.875%, 3/1/17	B2/B	1,515	1,477,125
Commercial Vehicle Group, Inc. (a)(b),
7.875%, 4/15/19	B2/B-	1,485	1,425,600
Cooper-Standard Automotive, Inc.,
8.50%, 5/1/18	B2/B+	615	633,450
Titan International, Inc.,
7.875%, 10/1/17	B1/NR	1,055	1,113,025

			4,649,200

Automotive—2.9%
Chrysler Group LLC (a)(b),
8.25%, 6/15/21	B2/B	1,185	1,030,950
Jaguar Land Rover PLC (a)(b),
7.75%, 5/15/18	B1/B+	755	713,475
Navistar International Corp.,
8.25%, 11/1/21	B1/BB-	805	837,200

			2,581,625

Building & Construction—3.2%
Beazer Homes USA, Inc.,
9.125%, 5/15/19	Caa2/CCC	760	526,300
Dycom Investments, Inc.,
7.125%, 1/15/21	Ba3/BB-	565	562,175
MasTec, Inc.,
7.625%, 2/1/17	B1/B+	705	710,288
Standard Pacific Corp.,
8.375%, 5/15/18	B3/B	1,190	1,050,175

			2,848,938

Chemicals—2.0%
Huntsman International LLC,
8.625%, 3/15/20	B3/B-	785	820,325
Momentive Performance Materials, Inc.,
11.50%, 12/1/16	Caa2/CCC	1,000	995,000

			1,815,325

Commercial Services—12.2%
Avis Budget Car Rental LLC,
7.75%, 5/15/16	B2/B	1,215	1,210,444

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*
Cardtronics, Inc.,
8.25%, 9/1/18	B3/BB	$1,190	$1,255,450
CDRT Merger Sub, Inc. (a)(b),
8.125%, 6/1/19	Caa1/B-	1,170	1,093,950
Cenveo Corp. (a)(b)(c),
10.50%, 8/15/16	Caa1/CCC+	990	875,358
Deluxe Corp. (a)(b),
7.00%, 3/15/19	Ba2/BB-	375	372,188
ExamWorks Group, Inc. (a)(b),
9.00%, 7/15/19	B3/CCC+	1,295	1,227,012
Hertz Corp. (a)(b),
6.75%, 4/15/19	B2/B-	990	939,262
Interactive Data Corp.,
10.25%, 8/1/18	Caa1/B-	565	601,725
National Money Mart Co.,
10.375%, 12/15/16	B2/B+	385	406,175
PHH Corp.,
9.25%, 3/1/16	Ba2/BB+	780	813,150
RR Donnelley & Sons Co.,
7.25%, 5/15/18	Ba1/BB+	715	654,404
RSC Equipment Rental, Inc.,
8.25%, 2/1/21	Caa1/B-	980	918,750
United Rentals North America, Inc.,
8.375%, 9/15/20	Caa1/CCC+	675	619,312

			10,987,180

Consumer Products—2.9%
Jarden Corp.,
7.50%, 5/1/17	B2/B	430	441,825
Revlon Consumer Products Corp.,
9.75%, 11/15/15	B2/B	1,090	1,166,300
Reynolds Group Issuer, Inc. (a)(b),
9.875%, 8/15/19	Caa1/B-	1,090	1,030,050

			2,638,175

Diversified Manufacturing—2.0%
Park-Ohio Industries, Inc.,
8.125%, 4/1/21	B3/CCC+	1,190	1,151,325
Polypore International, Inc.,
7.50%, 11/15/17	B3/B	645	641,775

			1,793,100

Electrical Equipment—1.7%
General Cable Corp.,
7.125%, 4/1/17	Ba3/B+	620	623,100
WireCo WorldGroup, Inc. (a)(b),
9.75%, 5/15/17	B2/B	885	913,762

			1,536,862

Electronics—2.1%
Kemet Corp.,
10.50%, 5/1/18	B1/B+	1,045	1,118,150
NXP BV (a)(b),
9.75%, 8/1/18	B3/B+	765	808,988

			1,927,138

Schedule of Investments

Allianz AGIC High Yield Bond Fund

August 31, 2011 (unaudited) (continued)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*
Energy—1.1%
Patriot Coal Corp.,
8.25%, 4/30/18	B3/B+	$1,055	$996,975

Financial Services—4.6%
CIT Group, Inc. (a)(b),
7.00%, 5/2/16	B2/B+	1,150	1,147,125
Community Choice Financial, Inc. (a)(b),
10.75%, 5/1/19	B3/B-	1,200	1,230,000
International Lease Finance Corp.,
8.25%, 12/15/20	B1/BBB-	480	489,600
Springleaf Finance Corp.,
6.90%, 12/15/17	B3/B	1,520	1,292,000

			4,158,725

Healthcare—0.8%
Hanger Orthopedic Group, Inc.,
7.125%, 11/15/18	NR/B	745	728,238

Hotels/Gaming—2.5%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	B3/B	315	340,988
12.75%, 4/15/18	Caa3/CCC	995	883,062
MGM Resorts International,
11.375%, 3/1/18	Caa1/CCC+	955	1,038,562

			2,262,612

Household Products—0.8%
Libbey Glass, Inc.,
10.00%, 2/15/15	B2/B+	688	739,600

Internet Software & Services—1.9%
Earthlink, Inc. (a)(b),
8.875%, 5/15/19	B2/B-	1,050	945,000
Equinix, Inc.,
8.125%, 3/1/18	Ba2/BB-	715	761,475

			1,706,475

Leisure—1.2%
NCL Corp. Ltd. (a)(b),
9.50%, 11/15/18	Caa1/B+	1,030	1,071,200

Metals & Mining—1.8%
Taseko Mines Ltd.,
7.75%, 4/15/19	B3/B	855	814,388
Thompson Creek Metals Co., Inc. (a)(b),
7.375%, 6/1/18	B3/B	885	811,987

			1,626,375

Multi-Media—4.0%
Cablevision Systems Corp.,
8.625%, 9/15/17	B1/B+	960	1,022,400
Cambium Learning Group, Inc. (a)(b),
9.75%, 2/15/17	B2/B	830	815,475

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*
CCO Holdings LLC,
6.50%, 4/30/21	B1/BB-	$220	$216,150
Clear Channel Worldwide Holdings, Inc.,
9.25%, 12/15/17	B2/B	690	734,850
Mediacom Broadband LLC,
8.50%, 10/15/15	B3/B-	780	791,700

			3,580,575

Oil & Gas—9.2%
Allis-Chalmers Energy, Inc.,
9.00%, 1/15/14	Caa1/B-	355	355,000
Basic Energy Services, Inc. (a)(b)(c),
7.75%, 2/15/19	B3/B	520	524,550
BreitBurn Energy Partners L.P.,
8.625%, 10/15/20	B3/B	965	969,825
Carrizo Oil & Gas, Inc.,
8.625%, 10/15/18	B3/B-	980	1,004,500
Concho Resources, Inc.,
7.00%, 1/15/21	B3/BB	900	924,750
Energy XXI Gulf Coast, Inc.,
9.25%, 12/15/17	Caa1/B	905	929,888
EV Energy Partners L.P. (a)(b),
8.00%, 4/15/19	B3/B-	1,100	1,083,500
Pioneer Drilling Co.,
9.875%, 3/15/18	NR/B	870	913,500
United Refining Co.,
10.50%, 2/28/18	B3/B	1,235	1,250,437
Venoco, Inc.,
8.875%, 2/15/19	Caa1/B	350	315,000

			8,270,950

Paper/Paper Products—0.6%
Verso Paper Holdings LLC,
8.75%, 2/1/19	B2/B	715	573,788

Pharmaceuticals—0.7%
Endo Pharmaceuticals Holdings, Inc. (a)(b),
7.00%, 12/15/20	Ba3/BB-	605	621,638

Retail—4.3%
Brown Shoe Co., Inc. (a)(b),
7.125%, 5/15/19	B3/B+	965	854,025
DineEquity, Inc.,
9.50%, 10/30/18	B3/CCC+	1,015	1,058,137
Neiman Marcus Group, Inc.,
10.375%, 10/15/15	Caa1/B-	1,180	1,208,025
Rite Aid Corp.,
8.625%, 3/1/15	Caa3/CCC	865	791,475

			3,911,662

Shipbuilding—0.5%
Huntington Ingalls Industries, Inc. (a)(b),
6.875%, 3/15/18	Ba3/B+	465	439,425

Schedule of Investments

Allianz AGIC High Yield Bond Fund

August 31, 2011 (unaudited) (continued)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*
Technology—3.4%
Advanced Micro Devices, Inc.,
8.125%, 12/15/17	Ba3/B+	$1,100	$1,135,750
First Data Corp.,
9.875%, 9/24/15	Caa1/B-	1,345	1,237,400
Freescale Semiconductor, Inc. (a)(b),
10.125%, 3/15/18	B1/B	650	708,500

			3,081,650

Telecommunications—10.7%
Cincinnati Bell, Inc.,
8.75%, 3/15/18	B3/CCC+	1,590	1,498,575
EH Holding Corp. (a)(b),
7.625%, 6/15/21	B3/B-	690	690,000
Intelsat Jackson Holdings S.A. (a)(b),
7.25%, 4/1/19	B3/B	995	962,662
ITC Deltacom, Inc.,
10.50%, 4/1/16	B1/B-	1,135	1,169,050
MetroPCS Wireless, Inc.,
6.625%, 11/15/20	B2/B	1,215	1,139,062
Nextel Communications, Inc.,
7.375%, 8/1/15	Ba3/BB-	1,365	1,344,525
NII Capital Corp.,
8.875%, 12/15/19	B2/B+	1,070	1,136,875
West Corp.,
11.00%, 10/15/16	Caa1/B-	1,185	1,229,438
Windstream Corp.,
8.625%, 8/1/16	Ba3/B+	420	439,425

			9,609,612

Trading Companies & Distributors—1.2%
Aircastle Ltd.,
9.75%, 8/1/18	Ba3/BB+	1,060	1,120,950

Transportation—3.1%
Quality Distribution LLC,
9.875%, 11/1/18	B3/B-	1,220	1,224,575
Swift Services Holdings, Inc.,
10.00%, 11/15/18	Caa1/B-	1,510	1,532,650

			2,757,225

Utilities—1.8%
Edison Mission Energy,
7.00%, 5/15/17	Caa1/B-	1,650	1,163,250
Texas Competitive Electric Holdings Co. LLC (a)(b),
11.50%, 10/1/20	B2/CCC	500	425,000

			1,588,250

Wholesale—1.0%
WESCO Distribution, Inc.,
7.50%, 10/15/17	B1/B	890	887,775

Total Corporate Bonds & Notes (cost—$84,384,039)			83,881,081

	Principal Amount (000s)	Value*
Repurchase Agreements—1.8%
State Street Bank & Trust Co., dated 8/31/11, zero coupon, due 9/1/11, proceeds $1,643,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $1,680,609 including accrued interest (cost—$1,643,000)	$1,643	$1,643,000

Total Investments (cost—$86,027,039)—94.9%		85,524,081

Other assets less liabilities—5.1%		4,600,840

Net Assets—100.0%		$90,124,921

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $23,686,044, representing 26.3% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Fair-Valued—Securities with an aggregate value of $1,399,908, representing 1.6% of net assets.

Glossary:

NR—Not Rated

Schedule of Investments

Allianz AGIC International Growth Fund

August 31, 2011 (unaudited)

	Shares	Value*
COMMON STOCK—99.4%
Australia—5.8%
BHP Billiton Ltd.	52,955	$2,253,009
Incitec Pivot Ltd.	443,614	1,803,741
Rio Tinto Ltd.	26,857	2,100,386

		6,157,136

Belgium—2.7%
Anheuser-Busch InBev NV	24,364	1,344,836
Umicore S.A.	30,924	1,492,737

		2,837,573

Brazil—1.4%
Vale S.A. ADR	52,500	1,482,600

Canada—3.3%
Imperial Oil Ltd.	65,692	2,693,956
Penn West Petroleum Ltd.	41,650	780,007

		3,473,963

China—4.5%
Baidu, Inc. ADR (c)	8,300	1,209,974
China Resources Cement Holdings Ltd.	1,826,000	1,716,362
Industrial & Commercial Bank of China, Class H	1,375,000	905,431
Shanghai Industrial Holdings Ltd.	272,000	899,907

		4,731,674

Denmark—2.7%
Novo Nordisk A/S, Class B	26,712	2,845,418

France—5.8%
Cie Generale d’Optique Essilor International S.A.	21,941	1,680,022
Eutelsat Communications S.A.	41,400	1,842,153
L’Oreal Prime de Fidelite (Bonus Shares) (a)(c)	12,929	1,403,261
L’Oreal S.A.	560	60,780
Technip S.A.	11,548	1,126,205

		6,112,421

Germany—10.4%
Adidas AG	26,760	1,863,118
Aixtron SE	43,719	982,571
Bayerische Motoren Werke AG	37,547	3,037,776
Fresenius Medical Care AG & Co. KGaA	25,414	1,721,133
Kabel Deutschland Holding AG (c)	32,137	1,794,369
Siemens AG	15,299	1,573,779

		10,972,746

Hong Kong—2.9%
AIA Group Ltd.	589,393	2,085,953
Wharf Holdings Ltd.	163,000	1,041,397

		3,127,350

Italy—2.9%
Prada SpA (c)	249,100	1,311,751

	Shares	Value*
Saipem SpA	38,277	$1,715,079

		3,026,830

Japan—12.4%
Aisin Seiki Co., Ltd.	29,600	992,810
Canon, Inc.	24,900	1,174,992
Denso Corp.	31,300	1,000,648
Fanuc Corp.	15,900	2,646,607
Komatsu Ltd.	58,200	1,552,357
Mitsubishi Corp.	43,800	1,053,906
Mitsubishi UFJ Financial Group, Inc.	252,800	1,146,529
Murata Manufacturing Co., Ltd.	22,000	1,342,751
Rinnai Corp.	15,600	1,214,468
Unicharm Corp.	22,200	1,048,656

		13,173,724

Korea (Republic of)—0.9%
Hyundai Motor Co.	5,217	1,001,787

Netherlands—2.8%
ASML Holding NV	29,574	1,041,944
Heineken NV	16,537	827,758
Nutreco NV	15,556	1,058,409

		2,928,111

Norway—1.1%
DnB NOR ASA	97,156	1,173,517

South Africa—2.3%
Aspen Pharmacare Holdings Ltd. (c)	110,245	1,329,121
Clicks Group Ltd.	195,430	1,163,490

		2,492,611

Sweden—1.4%
Meda AB, Class A	131,314	1,437,616

Switzerland—7.4%
Cie Financiere Richemont S.A.	42,762	2,472,225
Nestle S.A.	56,649	3,505,134
Novartis AG	30,901	1,803,042

		7,780,401

Taiwan—1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	87,000	1,041,390

United Kingdom—27.7%
Admiral Group PLC	76,701	1,699,544
Aggreko PLC	55,260	1,734,505
ARM Holdings PLC	152,759	1,401,448
BG Group PLC	61,955	1,336,101
British American Tobacco PLC	42,542	1,892,763
GlaxoSmithKline PLC	64,438	1,371,844
HSBC Holdings PLC	264,472	2,303,556
HSBC Holdings PLC (d)	50,000	435,314

Schedule of Investments

Allianz AGIC International Growth Fund

August 31, 2011 (unaudited) (continued)

	Shares	Value*
Imagination Technologies Group PLC (c)	231,822	$1,330,061
Johnson Matthey PLC	36,377	1,005,162
Petrofac Ltd.	73,776	1,634,857
SABMiller PLC	39,282	1,421,197
Shire PLC	85,339	2,749,224
Standard Chartered PLC	68,929	1,565,902
Telecity Group PLC (c)	182,770	1,613,987
Tullow Oil PLC	92,991	1,620,027
Vodafone Group PLC	1,166,758	3,061,870
Weir Group PLC	37,844	1,179,733

		29,357,095

Total Investments (cost—$91,654,751) (b)—99.4%		105,153,963

Other assets less liabilities—0.6%		601,878

Net Assets—100.0%		$105,755,841

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $1,403,261, representing 1.3% of net assets.
(b)	Securities with an aggregate value of $ 91,655,066, representing 86.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.
(d)	Security trading on Hong Kong Stock Exchange.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz AGIC International Growth Opportunities Fund

August 31, 2011 (unaudited)

	Shares	Value*
COMMON STOCK—92.3%
Brazil—1.7%
Mills Estruturas e Servicos de Engenharia S.A.	180,300	$2,266,350

Canada—7.9%
AuRico Gold, Inc. (c)	120,752	1,418,001
Calfrac Well Services Ltd.	77,405	2,719,016
Cineplex, Inc.	65,405	1,733,136
Cogeco Cable, Inc.	28,410	1,341,736
Home Capital Group, Inc.	45,606	2,286,121
Southern Pacific Resource Corp. (c)	794,972	1,136,486

		10,634,496

China—6.5%
7 Days Group Holdings Ltd. ADR (c)	124,900	2,345,622
Concord Medical Services Holdings Ltd. ADR	92,439	349,420
Hollysys Automation Technologies Ltd. (c)	190,400	1,087,184
International Mining Machinery Holdings Ltd.	1,634,500	1,682,799
Mongolian Mining Corp. (c)	1,972,500	2,183,885
Noah Holdings Ltd. ADR (c)	92,600	1,141,758
Peace Mark Holdings Ltd. (a)(c)	2,428,000	—

		8,790,668

Finland—1.2%
Outotec Oyj	39,437	1,630,054

France—2.9%
Ingenico	95,857	3,904,601

Germany—10.8%
Carl Zeiss Meditec AG	110,608	2,284,838
Deutsche Wohnen AG	137,834	2,040,267
GEA Group AG	80,961	2,370,904
Kabel Deutschland Holding AG (c)	50,920	2,843,118
Kloeckner & Co. SE	83,929	1,391,922
Rhoen Klinikum AG	89,599	2,184,765
Wirecard AG	83,374	1,455,742

		14,571,556

Hong Kong—4.4%
Dah Sing Financial Holdings Ltd.	418,400	1,650,629
Guotai Junan International Holdings Ltd.	4,539,000	1,406,606
VTech Holdings Ltd.	244,200	2,827,228

		5,884,463

Ireland—0.9%
Smurfit Kappa Group PLC (c)	153,407	1,211,742

	Shares	Value*
Italy—1.3%
Safilo Group SpA (c)	133,098	$1,744,665

Japan—13.4%
Air Water, Inc.	220,000	2,684,799
FP Corp.	35,900	2,331,976
K’s Holdings Corp.	46,200	2,036,361
Nabtesco Corp.	98,300	2,202,969
Start Today Co., Ltd.	92,600	2,499,107
Tadano Ltd.	476,000	3,016,541
Torishima Pump Manufacturing Co., Ltd.	91,200	1,336,041
Tsuruha Holdings, Inc.	37,800	1,952,367

		18,060,161

Malaysia—2.4%
Alliance Financial Group Bhd.	1,743,000	2,002,908
Supermax Corp. Bhd	1,358,200	1,288,496

		3,291,404

Netherlands—3.5%
Ten Cate NV	65,246	2,306,599
Unit 4 NV	90,026	2,350,737

		4,657,336

Norway—1.7%
Petroleum Geo-Services ASA (c)	177,118	2,227,436

Singapore—4.8%
Goodpack Ltd.	1,469,000	2,092,755
Hyflux Ltd.	1,080,500	1,552,355
M1 Ltd.	1,343,000	2,799,266

		6,444,376

Switzerland—3.9%
Dufry Group AG (c)	29,937	3,172,777
Partners Group Holding AG	11,893	2,019,239

		5,192,016

United Kingdom—25.0%
Abcam PLC	470,158	2,808,604
ARM Holdings PLC	194,430	1,783,749
Britvic PLC	351,619	1,810,995
Carphone Warehouse Group PLC	418,173	2,403,775
Chemring Group PLC	348,465	3,160,593
Croda International PLC	92,258	2,698,242
Hargreaves Lansdown PLC	343,258	2,403,595
Hikma Pharmaceuticals PLC	181,447	1,774,397
IG Group Holdings PLC	466,453	3,388,914
John Wood Group PLC	138,575	1,333,860
Meggitt PLC	336,324	1,874,346
Petrofac Ltd.	78,375	1,736,769
Rotork PLC	75,641	2,110,903
SuperGroup PLC (c)	126,445	2,043,721
Victrex PLC	107,137	2,256,888

		33,589,351

Schedule of Investments

Allianz AGIC International Growth Opportunities Fund

August 31, 2011 (unaudited) (continued)

	Shares	Value*
Total Common Stock (cost—$111,503,856)		$124,100,675

PREFERRED STOCK—1.8%
Brazil—1.8%
Banco do Estado do Rio Grande do Sul, Class B (cost—$647,270)	221,400	2,445,010

	Principal Amount (000s)
Repurchase Agreements—5.7%
State Street Bank & Trust Co., dated 8/31/11, zero coupon, due 9/1/11, proceeds $7,634,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $7,786,822 including accrued interest (cost—$7,634,000)	$7,634	7,634,000

Total Investments (cost—$119,785,126) (b)—99.8%		134,179,685

Other assets less liabilities—0.2%		263,351

Net Assets—100.0%		$134,443,036

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $0.
(b)	Securities with an aggregate value of $103,467,241, representing 77.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz AGIC Micro Cap Fund

August 31, 2011 (unaudited)

	Shares	Value*
COMMON STOCK—99.3%
Aerospace & Defense—0.8%
LMI Aerospace, Inc. (a)	18,600	$366,792

Auto Components—2.0%
Amerigon, Inc. (a)	36,300	485,331
Stoneridge, Inc. (a)	30,400	242,288
Tower International, Inc. (a)	15,500	216,070

		943,689

Biotechnology—2.6%
Biosante Pharmaceuticals, Inc. (a)	65,600	171,872
Chelsea Therapeutics International Ltd. (a)	37,200	159,216
Dusa Pharmaceuticals, Inc. (a)	96,700	421,612
Micromet, Inc. (a)	38,600	185,666
Neurocrine Biosciences, Inc. (a)	29,400	180,516
Pharmacyclics, Inc. (a)	11,400	131,328

		1,250,210

Capital Markets—2.6%
Calamos Asset Management, Inc., Class A	32,900	387,891
HFF, Inc., Class A (a)	36,200	427,884
Internet Capital Group, Inc. (a)	43,900	449,755

		1,265,530

Chemicals—2.1%
Flotek Industries, Inc. (a)	47,100	326,403
LSB Industries, Inc. (a)	11,100	443,445
TPC Group, Inc. (a)	7,700	245,630

		1,015,478

Commercial Services & Supplies—1.9%
Metalico, Inc. (a)	93,000	411,990
Team, Inc. (a)	20,100	501,294

		913,284

Communications Equipment—2.3%
Ceragon Networks Ltd. (a)	40,700	396,825
Procera Networks, Inc. (a)	38,300	314,443
ShoreTel, Inc. (a)	55,004	383,928

		1,095,196

Computers & Peripherals—2.8%
Datalink Corp. (a)	65,800	569,828
OCZ Technology Group, Inc. (a)	67,200	381,024
Silicon Graphics International Corp. (a)	25,600	407,808

		1,358,660

Diversified Telecommunication Services—0.6%
inContact, Inc. (a)	71,800	286,482

Electrical Equipment—1.0%
Coleman Cable, Inc. (a)	13,400	164,418

	Shares	Value*
Global Power Equipment Group, Inc. (a)	13,100	$319,116

		483,534

Electronic Equipment, Instruments & Components—4.8%
GSI Group, Inc. (a)	33,900	321,372
Kemet Corp. (a)	41,000	378,020
LeCroy Corp. (a)	45,000	407,250
Measurement Specialties, Inc. (a)	15,300	477,819
Newport Corp. (a)	33,500	433,490
Richardson Electronics Ltd.	21,900	303,096

		2,321,047

Energy Equipment & Services—4.7%
Dawson Geophysical Co. (a)	10,969	384,354
Global Geophysical Services, Inc. (a)	30,300	365,721
Gulf Island Fabrication, Inc.	15,100	371,460
Matrix Service Co. (a)	39,000	423,930
Mitcham Industries, Inc. (a)	21,300	358,053
Union Drilling, Inc. (a)	39,800	339,494

		2,243,012

Food Products—1.3%
Coffee Holding Co., Inc.	19,300	357,243
SunOpta, Inc. (a)	54,200	283,466

		640,709

Health Care Equipment & Supplies—8.5%
Alphatec Holdings, Inc. (a)	120,100	303,853
Antares Pharma, Inc. (a)	192,700	470,188
Biolase Technology, Inc. (a)	62,014	208,367
Cantel Medical Corp.	18,500	461,205
Cardiovascular Systems, Inc. (a)	37,500	481,875
Endologix, Inc. (a)	53,700	511,224
Hansen Medical, Inc. (a)	88,900	335,153
ICU Medical, Inc. (a)	10,400	428,480
OraSure Technologies, Inc. (a)	65,300	478,649
Synergetics USA, Inc. (a)	76,900	419,105

		4,098,099

Health Care Providers & Services—3.0%
Bio-Reference Labs, Inc. (a)	19,520	395,085
Metropolitan Health Networks, Inc. (a)	72,700	372,951
RadNet, Inc. (a)	93,400	280,200
U.S. Physical Therapy, Inc.	19,100	379,326

		1,427,562

Health Care Technology—4.8%
Computer Programs & Systems, Inc.	6,500	460,330
HealthStream, Inc. (a)	36,400	451,724
Merge Healthcare, Inc. (a)	82,100	486,032
Omnicell, Inc. (a)	31,400	491,096
Transcend Services, Inc. (a)	16,700	431,194

		2,320,376

Hotels, Restaurants & Leisure—0.8%
Bravo Brio Restaurant Group, Inc. (a)	17,800	369,350

Household Durables—1.2%
Zagg, Inc. (a)	38,300	575,649

Schedule of Investments

Allianz AGIC Micro Cap Fund

August 31, 2011 (unaudited) (continued)

	Shares	Value*
Internet & Catalog Retail—0.6%
Valuevision Media, Inc., Class A (a)	75,200	$285,008

Internet Software & Services—4.4%
Internap Network Services Corp. (a)	77,700	402,486
Perficient, Inc. (a)	34,700	305,360
Saba Software, Inc. (a)	54,600	380,016
SPS Commerce, Inc. (a)	20,400	369,852
Vocus, Inc. (a)	19,200	413,376
Web.com Group, Inc. (a)	25,500	240,720

		2,111,810

IT Services—1.0%
Virtusa Corp. (a)	30,000	473,100

Life Sciences Tools & Services—1.1%
Caliper Life Sciences, Inc. (a)	45,500	342,160
Complete Genomics, Inc. (a)	18,200	164,892

		507,052

Machinery—7.4%
Altra Holdings, Inc. (a)	23,500	364,720
American Railcar Industries, Inc. (a)	20,400	373,524
Commercial Vehicle Group, Inc. (a)	29,200	209,948
Dynamic Materials Corp.	18,900	382,158
Graham Corp.	19,500	328,185
Greenbrier Cos., Inc. (a)	22,100	384,098
Hurco Cos., Inc. (a)	14,500	398,460
Kadant, Inc. (a)	12,000	279,600
NN, Inc. (a)	42,100	324,170
Titan International, Inc.	13,100	281,650
Wabash National Corp. (a)	45,000	256,050

		3,582,563

Metals & Mining—3.0%
AM Castle & Co. (a)	21,100	256,154
Horsehead Holding Corp. (a)	32,400	332,100
Materion Corp. (a)	13,800	396,060
Universal Stainless & Alloy (a)	13,800	453,882

		1,438,196

Oil, Gas & Consumable Fuels—4.8%
Abraxas Petroleum Corp. (a)	142,500	525,825
Approach Resources, Inc. (a)	22,600	419,456
Callon Petroleum Co. (a)	73,300	421,475
Georesources, Inc. (a)	22,200	517,260
Magnum Hunter Resources Corp. (a)	99,600	447,204

		2,331,220

Paper & Forest Products—0.7%
Neenah Paper, Inc.	19,500	340,860

Personal Products—1.3%
Elizabeth Arden, Inc. (a)	19,300	621,846

	Shares	Value*
Professional Services—1.1%
Mistras Group, Inc. (a)	27,200	$549,440

Road & Rail—1.5%
Quality Distribution, Inc. (a)	34,100	416,702
Saia, Inc. (a)	24,400	292,068

		708,770

Semiconductors & Semiconductor Equipment—4.9%
AXT, Inc. (a)	56,300	437,451
Ceva, Inc. (a)	19,100	508,060
PDF Solutions, Inc. (a)	58,800	295,764
Photronics, Inc. (a)	60,300	390,744
Silicon Image, Inc. (a)	53,300	284,089
Silicon Motion Technology Corp. ADR (a)	43,000	462,250

		2,378,358

Software—9.4%
Allot Communications Ltd. (a)	27,300	351,624
Bottomline Technologies, Inc. (a)	27,600	633,972
Callidus Software, Inc. (a)	73,900	357,676
Clicksoftware Technologies Ltd.	46,500	408,270
Kenexa Corp. (a)	23,400	492,570
Magic Software Enterprises Ltd. (a)	73,000	326,310
Magma Design Automation, Inc. (a)	106,300	541,067
Monotype Imaging Holdings, Inc. (a)	32,900	385,259
OPNET Technologies, Inc.	16,600	572,700
PROS Holdings, Inc. (a)	29,100	461,526

		4,530,974

Specialty Retail—3.9%
Body Central Corp. (a)	18,600	322,710
Cost Plus, Inc. (a)	43,700	339,549
Lithia Motors, Inc., Class A	35,200	664,224
Shoe Carnival, Inc. (a)	21,600	546,696

		1,873,179

Textiles, Apparel & Luxury Goods—2.0%
Oxford Industries, Inc.	15,300	548,046
Perry Ellis International, Inc. (a)	18,500	425,130

		973,176

Trading Companies & Distributors—4.4%
CAI International, Inc. (a)	27,800	420,614
DXP Enterprises, Inc. (a)	22,200	534,798
H&E Equipment Services, Inc. (a)	31,600	323,268
SeaCube Container Leasing Ltd.	32,100	426,609
Titan Machinery, Inc. (a)	16,400	434,764

		2,140,053

Total Common Stock (cost—$44,815,973)		47,820,264

Schedule of Investments

Allianz AGIC Micro Cap Fund

August 31, 2011 (unaudited) (continued)

	Principal Amount (000s)	Value*
Repurchase Agreements—0.8%
State Street Bank & Trust Co., dated 8/31/11, zero coupon, due 9/1/11, proceeds $374,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $386,540 including accrued interest (cost—$374,000)	$374	$374,000

Total Investments (cost—$45,189,973)—100.1%		48,194,264

Liabilities in excess of other assets—(0.1)%		(26,078)

Net Assets—100.0%		$48,168,186

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz AGIC Small to Mid Cap Growth Fund

August 31, 2011 (unaudited)

	Shares	Value*
COMMON STOCK—95.7%
Aerospace & Defense—2.0%
TransDigm Group, Inc. (a)	300	$27,558
Triumph Group, Inc.	600	31,428

		58,986

Auto Components—0.5%
Modine Manufacturing Co. (a)	1,300	14,976

Biotechnology—2.0%
Alexion Pharmaceuticals, Inc. (a)	560	32,449
BioMarin Pharmaceutical, Inc. (a)	900	26,627

		59,076

Chemicals—3.4%
Celanese Corp., Ser. A	500	23,505
Huntsman Corp.	1,000	13,110
Intrepid Potash, Inc. (a)	600	20,532
Olin Corp.	1,000	19,940
PolyOne Corp.	1,900	23,997

		101,084

Commercial Services & Supplies—0.7%
Steelcase, Inc., Class A	2,600	21,528

Communications Equipment—1.4%
Polycom, Inc. (a)	1,100	26,180
Wi-Lan, Inc.	2,100	15,939

		42,119

Computers & Peripherals—0.9%
NCR Corp. (a)	1,500	25,845

Construction & Engineering—2.6%
Chicago Bridge & Iron Co. NV	800	28,600
Dycom Industries, Inc. (a)	900	16,407
MasTec, Inc. (a)	1,400	31,080

		76,087

Consumer Finance—2.0%
DFC Global Corp. (a)	1,400	30,898
First Cash Financial Services, Inc. (a)	600	28,026

		58,924

Containers & Packaging—0.5%
Rock-Tenn Co., Class A	300	16,101

Diversified Telecommunication Services—0.8%
AboveNet, Inc.	400	24,592

Electrical Equipment—1.4%
Belden, Inc.	800	24,408
General Cable Corp. (a)	600	18,090

		42,498

	Shares	Value*
Electronic Equipment, Instruments & Components—3.0%
Coherent, Inc. (a)	500	$22,105
Electro Scientific Industries, Inc. (a)	1,200	18,144
Kemet Corp. (a)	1,766	16,283
Newport Corp. (a)	1,100	14,234
OSI Systems, Inc. (a)	500	19,450

		90,216

Energy Equipment & Services—3.4%
Dresser-Rand Group, Inc. (a)	500	21,225
Helix Energy Solutions Group, Inc. (a)	1,300	21,957
Matrix Service Co. (a)	1,800	19,566
McDermott International, Inc. (a)	1,200	17,268
Pioneer Drilling Co. (a)	1,700	21,488

		101,504

Food Products—1.4%
B&G Foods, Inc.	1,300	23,673
Corn Products International, Inc.	400	18,704

		42,377

Health Care Equipment & Supplies—3.0%
Hill-Rom Holdings, Inc.	700	21,210
Hologic, Inc. (a)	1,300	21,632
Orthofix International NV (a)	600	21,993
Sirona Dental Systems, Inc. (a)	500	23,330

		88,165

Health Care Providers & Services—3.1%
Catalyst Health Solutions, Inc. (a)	400	21,488
DaVita, Inc. (a)	400	29,432
MedQuist Holdings, Inc. (a)	2,000	16,500
Team Health Holdings, Inc. (a)	1,300	24,297

		91,717

Hotels, Restaurants & Leisure—1.0%
Wyndham Worldwide Corp.	900	29,232

Household Durables—1.0%
Tempur-Pedic International, Inc. (a)	500	29,120

Internet & Catalog Retail—0.3%
Valuevision Media, Inc., Class A (a)	2,600	9,854

Internet Software & Services—3.5%
Ancestry.com, Inc. (a)	700	24,997
Equinix, Inc. (a)	300	28,212
IAC/InterActiveCorp. (a)	800	31,624
Vocus, Inc. (a)	900	19,377

		104,210

IT Services—1.1%
Sapient Corp.	1,800	19,314
VeriFone Systems, Inc. (a)	400	14,088

		33,402

Schedule of Investments

Allianz AGIC Small to Mid Cap Growth Fund

August 31, 2011 (unaudited) (continued)

	Shares	Value*
Leisure Equipment & Products—0.7%
Polaris Industries, Inc.	200	$21,974

Life Sciences Tools & Services—0.7%
ICON PLC ADR (a)	1,000	21,310

Machinery—8.4%
American Railcar Industries, Inc. (a)	1,200	21,972
Chart Industries, Inc. (a)	500	23,645
Flowserve Corp.	200	18,868
Greenbrier Cos., Inc. (a)	1,400	24,332
Manitowoc Co., Inc.	1,400	15,554
Navistar International Corp. (a)	400	16,560
Pall Corp.	500	25,565
Robbins & Myers, Inc.	500	24,025
Sauer-Danfoss, Inc. (a)	600	25,938
SPX Corp.	300	17,067
Wabash National Corp. (a)	2,400	13,656
WABCO Holdings, Inc. (a)	500	23,325

		250,507

Media—2.7%
Interpublic Group of Cos., Inc.	1,900	16,397
Liberty Media Corp. - Capital, Ser. A (a)	600	42,786
Liberty Media Corp. - Starz, Ser. A (a)	300	20,661

		79,844

Metals & Mining—4.3%
Allegheny Technologies, Inc.	500	25,060
Carpenter Technology Corp.	500	25,235
Globe Specialty Metals, Inc.	1,200	20,100
Haynes International, Inc.	400	23,212
Horsehead Holding Corp. (a)	1,800	18,450
Universal Stainless & Alloy (a)	500	16,445

		128,502

Oil, Gas & Consumable Fuels—6.1%
Alpha Natural Resources, Inc. (a)	500	16,535
Berry Petroleum Co., Class A	500	24,515
Cabot Oil & Gas Corp.	400	30,344
Cheniere Energy, Inc. (a)	2,300	17,825
Golar LNG Ltd.	800	26,392
Petroleum Development Corp. (a)	800	19,048
SM Energy Co.	300	22,950
Western Refining, Inc. (a)	1,400	24,416

		182,025

Personal Products—1.9%
Herbalife Ltd.	800	44,640
Nu Skin Enterprises, Inc., Class A	300	12,687

		57,327

	Shares	Value*
Pharmaceuticals—2.4%
Endo Pharmaceuticals Holdings, Inc. (a)	700	$22,337
Jazz Pharmaceuticals, Inc. (a)	600	25,734
Mylan, Inc. (a)	1,200	24,912

		72,983

Professional Services—0.9%
Acacia Research—Acacia Technologies (a)	600	26,220

Real Estate Management & Development—2.2%
Altisource Portfolio Solutions S.A. (a)	900	31,365
CB Richard Ellis Group, Inc., Class A (a)	700	10,612
Forest City Enterprises, Inc., Class A (a)	1,700	22,593

		64,570

Road & Rail—2.3%
Genesee & Wyoming, Inc., Class A (a)	400	20,776
Kansas City Southern (a)	500	27,080
Quality Distribution, Inc. (a)	1,800	21,996

		69,852

Semiconductors & Semiconductor Equipment—4.1%
Atmel Corp. (a)	1,800	16,398
Integrated Device Technology, Inc. (a)	3,000	16,980
Novellus Systems, Inc. (a)	400	11,188
ON Semiconductor Corp. (a)	2,600	18,902
Photronics, Inc. (a)	3,000	19,440
Silicon Motion Technology Corp. ADR (a)	2,200	23,650
Skyworks Solutions, Inc. (a)	840	17,329

		123,887

Software—7.1%
Ariba, Inc. (a)	800	21,704
Cadence Design Systems, Inc. (a)	2,900	26,796
Magma Design Automation, Inc. (a)	6,800	34,612
Mentor Graphics Corp. (a)	2,100	23,499
MicroStrategy, Inc., Class A (a)	100	12,288
Nuance Communications, Inc. (a)	1,270	23,571
Rovi Corp. (a)	470	22,978
TIBCO Software, Inc. (a)	1,000	22,380
Verint Systems, Inc. (a)	900	25,722

		213,550

Specialty Retail—6.5%
Abercrombie & Fitch Co., Class A	300	19,083
Express, Inc.	1,200	22,908
GNC Holdings, Inc., Class A (a)	1,700	41,140

Schedule of Investments

Allianz AGIC Small to Mid Cap Growth Fund

August 31, 2011 (unaudited) (continued)

	Shares	Value*
Lithia Motors, Inc., Class A	1,700	$32,079
Men’s Wearhouse, Inc.	600	17,346
PetSmart, Inc.	800	33,744
Select Comfort Corp. (a)	1,800	28,584

		194,884

Textiles, Apparel & Luxury Goods—1.4%
CROCS, Inc. (a)	600	16,416
Hanesbrands, Inc. (a)	900	25,704

		42,120

Trading Companies & Distributors—4.0%
Aircastle Ltd.	2,200	25,894
DXP Enterprises, Inc. (a)	1,100	26,499
RSC Holdings, Inc. (a)	2,100	16,716
Rush Enterprises, Inc., Class A (a)	1,400	25,760
WESCO International, Inc. (a)	600	25,854

		120,723

Transportation Infrastructure—1.0%
Macquarie Infrastructure Co. LLC	1,200	29,076

Total Investments (cost—$2,673,833)—95.7%		2,860,967

Other assets less liabilities—4.3%		129,668

Net Assets—100.0%		$2,990,635

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz AGIC Ultra Micro Cap Fund

August 31, 2011 (unaudited)

	Shares	Value*
COMMON STOCK—97.0%
Aerospace & Defense—3.4%
Astronics Corp. (a)	4,000	$119,320
Astronics Corp., Class B (a)	400	10,000
CPI Aerostructures, Inc. (a)	8,800	96,360
LMI Aerospace, Inc. (a)	5,000	98,600

		324,280

Air Freight & Logistics—0.9%
Park-Ohio Holdings Corp. (a)	5,500	87,285

Auto Components—2.4%
Amerigon, Inc. (a)	7,300	97,601
Motorcar Parts of America, Inc. (a)	13,600	138,176

		235,777

Beverages—0.7%
Craft Brewers Alliance, Inc. (a)	12,000	71,760

Biotechnology—1.1%
Dusa Pharmaceuticals, Inc. (a)	24,000	104,640

Chemicals—1.3%
Flotek Industries, Inc. (a)	17,800	123,354

Commercial Services & Supplies—3.4%
AT Cross Co., Class A (a)	7,200	78,192
Metalico, Inc. (a)	22,090	97,859
Multi-Color Corp.	5,800	150,916

		326,967

Communications Equipment—3.3%
AudioCodes Ltd. (a)	26,179	110,475
Procera Networks, Inc. (a)	10,300	84,563
Silicom Ltd. (a)	8,400	124,992

		320,030

Computers & Peripherals—3.0%
Datalink Corp. (a)	15,100	130,766
Immersion Corp. (a)	11,400	80,142
OCZ Technology Group, Inc. (a)	14,100	79,947

		290,855

Construction & Engineering—0.9%
Furmanite Corp. (a)	14,200	86,620

Containers & Packaging—1.1%
UFP Technologies, Inc. (a)	6,400	103,744

Diversified Telecommunication Services—2.9%
8x8, Inc. (a)	38,000	164,540
inContact, Inc. (a)	28,300	112,917

		277,457

Electrical Equipment—2.2%
Coleman Cable, Inc. (a)	10,900	$133,743
Magnetek, Inc. (a)	52,000	72,800

	Shares	Value*
		206,543

Electronic Equipment, Instruments & Components—3.3%
LeCroy Corp. (a)	14,100	127,605
Measurement Specialties, Inc. (a)	3,300	103,059
Richardson Electronics Ltd.	6,000	83,040

		313,704

Energy Equipment & Services—3.8%
Bolt Technology Corp. (a)	8,200	90,282
Mitcham Industries, Inc. (a)	10,400	174,824
Union Drilling, Inc. (a)	11,800	100,654

		365,760

Food Products—1.4%
Coffee Holding Co., Inc.	7,200	133,272

Health Care Equipment & Supplies—7.7%
Antares Pharma, Inc. (a)	40,800	99,552
AtriCure, Inc. (a)	9,300	95,418
Cardiovascular Systems, Inc. (a)	10,300	132,355
Hansen Medical, Inc. (a)	20,100	75,777
Spectranetics Corp. (a)	15,100	93,167
Synergetics USA, Inc. (a)	24,500	133,525
Trinity Biotech PLC ADR	10,300	107,120

		736,914

Health Care Providers & Services—4.1%
Metropolitan Health Networks, Inc. (a)	17,100	87,723
PHC, Inc., Class A (a)	29,100	69,549
RadNet, Inc. (a)	22,500	67,500
Rotech Healthcare, Inc. (a)	22,100	67,405
U.S. Physical Therapy, Inc.	5,010	99,499

		391,676

Health Care Technology—3.8%
HealthStream, Inc. (a)	16,400	203,524
Transcend Services, Inc. (a)	6,100	157,502

		361,026

Hotels, Restaurants & Leisure—0.9%
Famous Dave’s Of America, Inc. (a)	9,500	90,725

Household Durables—1.2%
Zagg, Inc. (a)	8,000	120,240

Internet & Catalog Retail—1.9%
Valuevision Media, Inc., Class A (a)	25,800	97,782
Vitacost.com, Inc. (a)	18,400	87,768

		185,550

Internet Software & Services—4.7%
Internap Network Services Corp. (a)	19,000	98,420
Saba Software, Inc. (a)	18,600	129,456
SPS Commerce, Inc. (a)	7,100	128,723
Stamps.com, Inc.	4,600	90,344

		446,943

Schedule of Investments

Allianz AGIC Ultra Micro Cap Fund

August 31, 2011 (unaudited) (continued)

	Shares	Value*
IT Services—1.0%
Computer Task Group, Inc. (a)	8,400	$93,828

Life Sciences Tools & Services—0.9%
Medtox Scientific, Inc.	6,100	85,400

Machinery—7.0%
Graham Corp.	4,700	79,101
Hardinge, Inc.	6,200	60,326
Hurco Cos., Inc. (a)	3,700	101,676
Lydall, Inc. (a)	9,800	106,918
Manitex International, Inc. (a)	19,100	80,793
NN, Inc. (a)	10,400	80,080
Twin Disc, Inc.	4,200	163,086

		671,980

Media—0.7%
interCLICK, Inc. (a)	11,600	67,048

Metals & Mining—2.3%
Handy & Harman Ltd. (a)	8,600	122,292
Universal Stainless & Alloy (a)	2,900	95,381

		217,673

Oil, Gas & Consumable Fuels—4.1%
Abraxas Petroleum Corp. (a)	31,400	115,866
Callon Petroleum Co. (a)	17,800	102,350
Magnum Hunter Resources Corp. (a)	19,600	88,004
Triangle Petroleum Corp. (a)	15,900	86,973

		393,193

Road & Rail—2.3%
Quality Distribution, Inc. (a)	17,950	219,349

Semiconductors & Semiconductor Equipment—4.1%
AXT, Inc. (a)	15,400	119,658
Nova Measuring Instruments Ltd. (a)	11,600	79,112
PDF Solutions, Inc. (a)	18,000	90,540
Silicon Motion Technology Corp. ADR (a)	9,300	99,975

		389,285

Software—8.0%
Allot Communications Ltd. (a)	10,100	130,088
American Software, Inc., Class A	11,500	92,920
Callidus Software, Inc. (a)	20,300	98,252
Convio, Inc. (a)	9,900	91,278
ePlus., Inc. (a)	3,900	98,124
Fundtech Ltd.	4,700	79,806
Magic Software Enterprises Ltd. (a)	18,500	82,695
Magma Design Automation, Inc. (a)	18,700	95,183

		768,346

	Shares	Value*
Specialty Retail—2.7%
Cache, Inc. (a)	19,600	$108,780
Cost Plus, Inc. (a)	8,800	68,376
TravelCenters of America LLC (a)	17,000	79,050

		256,206

Textiles, Apparel & Luxury Goods—2.1%
Delta Apparel, Inc. (a)	5,900	98,176
Rocky Brands, Inc. (a)	8,800	101,552

		199,728

Trading Companies & Distributors—2.4%
DXP Enterprises, Inc. (a)	5,100	122,859
Titan Machinery, Inc. (a)	4,000	106,040

		228,899

Total Common Stock (cost—$9,209,433)		9,296,057

	Principal Amount (000s)
Repurchase Agreements—2.6%
State Street Bank & Trust Co., dated 8/31/11, zero coupon, due 9/1/11, proceeds $250,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $257,693 including accrued interest (cost—$250,000)	$250	250,000

Total Investments (cost—$9,459,433)—99.6%		9,546,057

Other assets less liabilities—0.4%		33,537

Net Assets—100.0%		$9,579,594

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz AGIC U.S. Emerging Growth Fund

August 31, 2011 (unaudited)

	Shares	Value*
COMMON STOCK—95.7%
Aerospace & Defense—1.6%
AAR Corp.	5,900	$139,181
Triumph Group, Inc.	4,000	209,520

		348,701

Auto Components—0.6%
Modine Manufacturing Co. (a)	12,000	138,240

Biotechnology—2.4%
BioMarin Pharmaceutical, Inc. (a)	6,000	177,510
Incyte Corp. Ltd. (a)	7,200	115,704
Onyx Pharmaceuticals, Inc. (a)	3,100	105,493
Regeneron Pharmaceuticals, Inc. (a)	1,900	112,157

		510,864

Chemicals—3.2%
Intrepid Potash, Inc. (a)	4,100	140,302
Koppers Holdings, Inc.	3,600	119,628
LSB Industries, Inc. (a)	3,900	155,805
Olin Corp.	7,100	141,574
PolyOne Corp.	10,900	137,667

		694,976

Commercial Services & Supplies—1.9%
Knoll, Inc.	9,100	143,962
Metalico, Inc. (a)	24,100	106,763
Steelcase, Inc., Class A	18,000	149,040

		399,765

Communications Equipment—1.3%
InterDigital, Inc.	2,300	161,920
ShoreTel, Inc. (a)	15,700	109,586

		271,506

Computers & Peripherals—2.0%
Electronics for Imaging, Inc. (a)	9,900	140,679
OCZ Technology Group, Inc. (a)	21,800	123,606
Silicon Graphics International Corp. (a)	10,100	160,893

		425,178

Construction & Engineering—2.3%
Chicago Bridge & Iron Co. NV	4,100	146,575
Dycom Industries, Inc. (a)	6,400	116,672
MasTec, Inc. (a)	10,400	230,880

		494,127

Consumer Finance—1.7%
DFC Global Corp. (a)	8,750	193,113
First Cash Financial Services, Inc. (a)	3,900	182,169

		375,282

Containers & Packaging—0.5%
Rock-Tenn Co., Class A	2,100	112,707

Diversified Telecommunication Services—0.7%
AboveNet, Inc.	2,300	141,404

	Shares	Value*
Electrical Equipment—1.8%
Belden, Inc.	5,300	$161,703
General Cable Corp. (a)	3,500	105,525
GrafTech International Ltd. (a)	7,200	113,040

		380,268

Electronic Equipment, Instruments & Components—4.7%
Anixter International, Inc.	2,800	165,228
Coherent, Inc. (a)	3,100	137,051
Electro Scientific Industries, Inc. (a)	8,600	130,032
Kemet Corp. (a)	12,200	112,484
Newport Corp. (a)	8,700	112,578
OSI Systems, Inc. (a)	4,300	167,270
Rogers Corp. (a)	3,700	184,519

		1,009,162

Energy Equipment & Services—3.2%
Basic Energy Services, Inc. (a)	5,500	120,230
C&J Energy Services, Inc. (a)	4,800	125,472
Helix Energy Solutions Group, Inc. (a)	9,300	157,077
Pioneer Drilling Co. (a)	11,200	141,568
RPC, Inc.	5,800	150,220

		694,567

Food & Staples Retailing—0.9%
Pricesmart, Inc.	2,800	183,288

Food Products—2.6%
B&G Foods, Inc.	6,900	125,649
Coffee Holding Co., Inc.	6,800	125,868
Diamond Foods, Inc.	2,000	157,720
Hain Celestial Group, Inc. (a)	4,700	148,661

		557,898

Health Care Equipment & Supplies—2.1%
Accuray, Inc. (a)	18,500	91,390
Hill-Rom Holdings, Inc.	3,600	109,080
NuVasive, Inc. (a)	5,200	125,996
Orthofix International NV (a)	3,500	128,292

		454,758

Health Care Providers & Services—5.3%
Air Methods Corp. (a)	2,300	153,065
Catalyst Health Solutions, Inc. (a)	2,900	155,788
Hanger Orthopedic Group, Inc. (a)	8,000	150,240
MedQuist Holdings, Inc. (a)	14,100	116,325
MWI Veterinary Supply, Inc. (a)	1,900	140,600
Select Medical Holdings Corp. (a)	17,200	124,700
Team Health Holdings, Inc. (a)	9,100	170,079
WellCare Health Plans, Inc. (a)	3,000	137,490

		1,148,287

Schedule of Investments

Allianz AGIC U.S. Emerging Growth Fund

August 31, 2011 (unaudited) (continued)

	Shares	Value*
Hotels, Restaurants & Leisure—1.2%
Buffalo Wild Wings, Inc. (a)	2,300	$141,749
Six Flags Entertainment Corp.	3,700	124,135

		265,884

Internet Software & Services—2.0%
Ancestry.com, Inc. (a)	4,100	146,411
IAC/InterActiveCorp. (a)	4,400	173,932
Internap Network Services Corp. (a)	20,500	106,190

		426,533

IT Services—1.4%
Sapient Corp.	14,100	151,293
Wright Express Corp. (a)	3,700	155,918

		307,211

Leisure Equipment & Products—0.8%
Polaris Industries, Inc.	1,500	164,805

Life Sciences Tools & Services—0.6%
ICON PLC ADR (a)	6,400	136,384

Machinery—6.5%
Chart Industries, Inc. (a)	2,800	132,412
Colfax Corp. (a)	7,400	185,592
Greenbrier Cos., Inc. (a)	9,800	170,324
Kadant, Inc. (a)	4,200	97,860
Manitowoc Co., Inc.	9,200	102,212
Nordson Corp.	2,200	96,580
Robbins & Myers, Inc.	3,600	172,980
Sauer-Danfoss, Inc. (a)	3,700	159,951
Titan International, Inc.	7,100	152,650
Wabash National Corp. (a)	24,500	139,405

		1,409,966

Media—1.2%
Knology, Inc. (a)	10,900	148,567
Liberty Media Corp.—Capital, Ser. A (a)	1,600	114,096

		262,663

Metals & Mining—4.0%
Carpenter Technology Corp.	3,500	176,645
Globe Specialty Metals, Inc.	8,400	140,700
Haynes International, Inc.	2,900	168,287
Horsehead Holding Corp. (a)	10,400	106,600
SunCoke Energy, Inc. (a)	3,000	42,480
Universal Stainless & Alloy (a)	3,400	111,826
Worthington Industries, Inc.	7,300	118,625

		865,163

Oil, Gas & Consumable Fuels—7.3%
Abraxas Petroleum Corp. (a)	41,300	152,397
Berry Petroleum Co., Class A	2,700	132,381
Brigham Exploration Co. (a)	5,500	160,050
Cheniere Energy, Inc. (a)	16,300	126,325

	Shares	Value*
Golar LNG Ltd.	5,500	$181,445
Gulfport Energy Corp. (a)	4,500	130,050
Kodiak Oil & Gas Corp. (a)	24,300	145,800
Magnum Hunter Resources Corp. (a)	21,100	94,739
Petroleum Development Corp. (a)	5,200	123,812
Western Refining, Inc. (a)	9,900	172,656
World Fuel Services Corp.	4,300	159,702

		1,579,357

Personal Products—0.4%
Nu Skin Enterprises, Inc., Class A	2,100	88,809

Pharmaceuticals—2.4%
Endo Pharmaceuticals Holdings, Inc. (a)	4,600	146,786
Impax Laboratories, Inc. (a)	5,600	110,152
Jazz Pharmaceuticals, Inc. (a)	5,800	248,762

		505,700

Professional Services—0.9%
Acacia Research—Acacia Technologies (a)	4,300	187,910

Real Estate Management & Development—1.5%
Altisource Portfolio Solutions S.A. (a)	5,300	184,705
Forest City Enterprises, Inc., Class A (a)	10,400	138,216

		322,921

Road & Rail—1.9%
Arkansas Best Corp.	6,100	125,965
Avis Budget Group, Inc. (a)	10,400	136,760
Genesee & Wyoming, Inc., Class A (a)	2,900	150,626

		413,351

Semiconductors & Semiconductor Equipment—3.4%
Integrated Device Technology, Inc. (a)	19,000	107,540
Kulicke & Soffa Industries, Inc. (a)	14,400	125,280
Photronics, Inc. (a)	20,300	131,544
Silicon Image, Inc. (a)	17,800	94,874
Silicon Motion Technology Corp. ADR (a)	14,400	154,800
Ultratech, Inc. (a)	5,600	114,352

		728,390

Software—6.6%
Aspen Technology, Inc. (a)	11,400	191,406
Cadence Design Systems, Inc. (a)	20,100	185,724
Kenexa Corp. (a)	6,200	130,510
Magic Software Enterprises Ltd. (a)	21,400	95,658
Magma Design Automation, Inc. (a)	32,400	164,916
Mentor Graphics Corp. (a)	14,100	157,779
MicroStrategy, Inc., Class A (a)	1,000	122,880
Parametric Technology Corp. (a)	7,200	129,600

Schedule of Investments

Allianz AGIC U.S. Emerging Growth Fund

August 31, 2011 (unaudited) (continued)

	Shares	Value*
TIBCO Software, Inc. (a)	5,700	$127,566
Verint Systems, Inc. (a)	4,400	125,752

		1,431,791

Specialty Retail—7.0%
ANN, Inc. (a)	5,200	122,564
Body Central Corp. (a)	6,600	114,510
Express, Inc.	8,100	154,629
GNC Holdings, Inc., Class A (a)	9,100	220,220
Lithia Motors, Inc., Class A	9,900	186,813
Men’s Wearhouse, Inc.	5,000	144,550
Sally Beauty Holdings, Inc. (a)	9,200	155,480
Select Comfort Corp. (a)	10,100	160,388
Wet Seal, Inc., Class A (a)	26,500	133,560
Zumiez, Inc. (a)	6,300	116,487

		1,509,201

Textiles, Apparel & Luxury Goods—2.9%
CROCS, Inc. (a)	4,800	131,328
Deckers Outdoor Corp. (a)	1,700	151,232
Oxford Industries, Inc.	5,400	193,428
Steven Madden Ltd. (a)	3,950	142,674

		618,662

Trading Companies & Distributors—4.1%
Aircastle Ltd.	15,200	178,904
Kaman Corp.	4,700	160,505
RSC Holdings, Inc. (a)	14,100	112,236
Rush Enterprises, Inc., Class A (a)	8,400	154,560
Titan Machinery, Inc. (a)	5,400	143,154
WESCO International, Inc. (a)	3,300	142,197

		891,556

Transportation Infrastructure—0.8%
Macquarie Infrastructure Co. LLC	7,300	176,879

Total Common Stock (cost—$19,590,708)		20,634,114

	Principal Amount (000s)
Repurchase Agreements—2.8%
State Street Bank & Trust Co., dated 8/31/11, zero coupon, due 9/1/11, proceeds $606,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $621,825 including accrued interest (cost—$606,000)	$606	606,000
Total Investments (cost—$20,196,708)—98.5%		21,240,114

Other assets less liabilities—1.5%		312,148

Net Assets—100.0%		$21,552,262

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz NFJ Global Dividend Value Fund

August 31, 2011 (unaudited)

	Shares	Value*
COMMON STOCK—98.1%
Australia—1.9%
Telstra Corp. Ltd.	212,600	$688,935

Brazil—7.8%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	12,600	726,516
Cia Energetica de Minas Gerais ADR	38,200	722,744
Tele Norte Leste Participacoes S.A. ADR	50,700	664,170
Vale S.A. ADR	23,100	652,344

		2,765,774

Canada—2.0%
Toronto-Dominion Bank/The	9,100	717,535

China—2.3%
China Mobile Ltd. ADR	16,200	828,954

France—10.0%
Sanofi	20,200	1,473,145
Societe Generale S.A.	19,700	659,671
Total S.A.	28,500	1,391,811

		3,524,627

Germany—3.1%
RWE AG	13,100	491,331
Siemens AG	5,900	606,922

		1,098,253

Hong Kong—4.0%
Cathay Pacific Airways Ltd.	302,900	614,152
First Pacific Co., Ltd.	823,900	788,971

		1,403,123

Japan—4.0%
Mitsubishi Corp.	30,100	724,260
Mizuho Financial Group, Inc.	456,200	696,317

		1,420,577

Korea (Republic of)—6.5%
POSCO	1,800	684,890
SK Telecom Co., Ltd.	11,000	1,601,036

		2,285,926

Norway—2.0%
Seadrill Ltd.	21,300	689,240

Russian Federation—1.9%
Lukoil OAO ADR	11,400	680,580

South Africa—2.1%
Sasol Ltd. ADR	15,500	745,860

Spain—2.0%
Banco Santander S.A.	77,442	715,541

	Shares	Value*
Sweden—3.9%
Electrolux AB, Ser. B	39,400	$661,949
Svenska Cellulosa AB, Class B	52,500	706,779

		1,368,728

Switzerland—3.6%
Credit Suisse Group AG (b)	20,100	576,382
Zurich Financial Services AG (b)	3,100	698,406

		1,274,788

United Kingdom—8.0%
AstraZeneca PLC	14,900	705,534
BAE Systems PLC	153,000	682,719
Marks & Spencer Group PLC	123,400	645,088
Unilever PLC	23,500	788,555

		2,821,896

United States—33.0%
Altria Group, Inc.	29,000	788,510
Annaly Capital Management, Inc., REIT	74,200	1,345,246
Axis Capital Holdings Ltd.	20,400	584,664
ConocoPhillips	9,600	653,472
Intel Corp.	33,500	674,355
International Paper Co.	25,900	703,185
JPMorgan Chase & Co.	18,800	706,128
Kimberly-Clark Corp.	11,700	809,172
KLA-Tencor Corp.	18,800	689,584
Marathon Oil Corp.	22,900	616,468
Microsoft Corp.	28,900	768,740
Northrop Grumman Corp.	11,400	622,668
Pfizer, Inc.	38,400	728,832
Pitney Bowes, Inc.	33,300	676,323
Seagate Technology PLC	52,700	610,266
Xerox Corp.	84,100	698,030

		11,675,643

Total Common Stock (cost—$37,085,857)		34,705,980

	Principal Amount (000s)
Repurchase Agreements—1.8%
State Street Bank & Trust Co., dated 8/31/11, zero coupon, due 9/1/11, proceeds $646,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $661,040 including accrued interest (cost—$646,000)	$646	646,000

Schedule of Investments

Allianz NFJ Global Dividend Value Fund

August 31, 2011 (unaudited) (continued)

Value*
Total Investments (cost—$37,731,857) (a)—99.9%	$35,351,980

Other assets less liabilities—0.1%	40,670

Net Assets—100.0%	$35,392,650

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $17,291,634, representing 48.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

Allianz RCM All Alpha Fund

August 31, 2011 (unaudited)

	Shares	Value*
COMMON STOCK—87.2%
Bermuda—0.8%
Marvell Technology Group Ltd. (b)	3,063	$40,278

Canada—1.0%
AEterna Zentaris, Inc. (b)	12,313	24,749
Open Text Corp. (b)	515	30,385

		55,134

China—19.2%
Bank of China Ltd., Class H	138,000	57,237
Beijing Enterprises Holdings Ltd.	4,000	19,460
China Coal Energy Co., Ltd., Class H	36,000	48,559
China Construction Bank Corp., Class H	103,000	76,655
China Everbright International Ltd.	99,000	34,577
China Life Insurance Co., Ltd., Class H	26,000	65,908
China Mobile Ltd.	6,000	61,371
China Telecom Corp. Ltd., Class H	152,000	99,957
Comba Telecom Systems Holdings Ltd.	43,850	37,752
Digital China Holdings Ltd.	46,000	78,521
Industrial & Commercial Bank of China, Class H	155,000	102,067
Kunlun Energy Co., Ltd.	16,000	24,788
PetroChina Co., Ltd., Class H	42,000	53,403
Ping An Insurance Group Co., Class H	3,000	24,060
Sino-Ocean Land Holdings Ltd.	59,000	27,972
Tencent Holdings Ltd.	2,300	54,877
Tingyi Cayman Islands Holding Corp.	10,000	28,203
Youku.com, Inc. ADR (b)	1,900	47,633
Yuexiu Transport Infrastructure Ltd.	44,000	18,977
Zhongsheng Group Holdings Ltd.	13,000	22,087
Zhuzhou CSR Times Electric Co., Ltd., Class H	11,000	26,450
ZTE Corp., Class H	8,800	24,399

		1,034,913

Finland—0.4%
Kemira Oyj	1,743	24,037

France—0.8%
L’Oreal S.A.	116	12,590
LVMH Moet Hennessy Louis Vuitton S.A.	168	28,352

		40,942

Germany—1.5%
Asian Bamboo AG	207	4,576
BASF SE	359	25,530

	Shares	Value*
Continental AG (b)	176	$12,976
HeidelbergCement AG	332	14,250
Symrise AG	876	23,739

		81,071

Hong Kong—14.0%
BOC Hong Kong Holdings Ltd.	12,500	34,454
Champion, REIT	90,000	45,216
CNOOC Ltd.	53,000	107,743
Dah Sing Financial Holdings Ltd.	3,600	14,202
Great Eagle Holdings Ltd.	13,000	38,524
Hang Seng Bank Ltd.	3,600	53,276
Hong Kong Exchange and Clearing Ltd.	3,400	63,667
Hutchison Whampoa Ltd.	7,000	67,228
Jardine Matheson Holdings Ltd.	1,200	66,538
Kerry Properties Ltd.	8,000	34,593
Natural Beauty Bio-Technology Ltd.	110,000	19,002
PCCW Ltd.	134,000	57,617
Sa Sa International Holdings Ltd.	50,000	39,964
Sun Hung Kai Properties Ltd.	2,000	28,247
Swire Pacific Ltd., Class A	4,500	60,165
Wynn Macau Ltd.	6,800	21,873

		752,309

Israel—0.2%
Protalix BioTherapeutics, Inc. (b)	2,436	11,571

Netherlands—1.9%
Heineken NV	809	40,452
Koninklijke DSM NV	271	13,577
Unilever NV Dutch Certificate	577	19,557
VistaPrint NV (b)	991	29,165

		102,751

Switzerland—1.3%
Mettler Toledo International, Inc. (b)	326	51,922
Nestle S.A.	309	19,119

		71,041

United Kingdom—3.3%
Aegis Group PLC	6,181	13,699
BHP Billiton PLC	881	29,985
Eurasian Natural Resources Corp. PLC	3,093	34,050
HSBC Holdings PLC	6,400	55,720
Mothercare PLC	2,912	17,564
Rio Tinto PLC	464	28,285

		179,303

United States—42.8%
Acme Packet, Inc. (b)	901	42,428
Agilent Technologies, Inc. (b)	963	35,506
Akamai Technologies, Inc. (b)	2,781	61,015
Alimera Sciences, Inc. (b)	2,685	19,225

Schedule of Investments

Allianz RCM All Alpha Fund

August 31, 2011 (unaudited) (continued)

	Shares	Value*
AMAG Pharmaceuticals, Inc. (b)	1,607	$22,691
Amazon.com, Inc. (b)	260	55,975
Apple, Inc. (b)	160	61,573
Ardea Biosciences, Inc. (b)	3,310	53,721
Ariad Pharmaceuticals, Inc. (b)	1,675	16,482
Ariba, Inc. (b)	990	26,859
Baxter International, Inc.	862	48,255
Biogen Idec, Inc. (b)	620	58,404
Brocade Communications Systems, Inc. (b)	15,341	59,370
Centene Corp. (b)	1,151	36,705
Citrix Systems, Inc. (b)	922	55,716
Covidien PLC	974	50,823
Cyberonics, Inc. (b)	826	23,301
DaVita, Inc. (b)	539	39,660
Dell, Inc. (b)	2,831	42,083
Dolby Laboratories, Inc., Class A (b)	1,221	41,026
Dynavax Technologies Corp. (b)	16,525	39,660
Endologix, Inc. (b)	1,366	13,004
Express Scripts, Inc. (b)	815	38,256
Forest Laboratories, Inc. (b)	829	28,385
Gen-Probe, Inc. (b)	499	29,925
Health Management Associates, Inc., Class A (b)	2,548	20,945
Hologic, Inc. (b)	1,118	18,603
Human Genome Sciences, Inc. (b)	5,294	68,134
Ironwood Pharmaceuticals, Inc. (b)	4,028	51,317
JDS Uniphase Corp. (b)	1,777	23,048
KV Pharmaceutical Co., Class A (b)	10,052	17,792
Lexicon Pharmaceuticals, Inc. (b)	8,411	11,439
Magellan Health Services, Inc. (b)	406	20,247
MAP Pharmaceuticals, Inc. (b)	1,010	14,140
Medicis Pharmaceutical Corp., Class A	403	15,677
Medivation, Inc. (b)	420	6,791
MEMC Electronic Materials, Inc. (b)	6,340	44,253
Microchip Technology, Inc.	1,537	50,444
Micron Technology, Inc. (b)	7,510	44,384
Microsemi Corp. (b)	1,501	23,311
MicroStrategy, Inc., Class A (b)	339	41,656
Nektar Therapeutics (b)	3,740	21,411
NetFlix, Inc. (b)	288	67,683
NuPathe, Inc. (b)	3,488	9,557
Omnivision Technologies, Inc. (b)	2,141	39,394
ON Semiconductor Corp. (b)	6,525	47,437
Owens & Minor, Inc.	1,372	40,392
Pfizer, Inc.	5,710	108,376
Pharmacyclics, Inc. (b)	5,080	58,522
Pharmasset, Inc. (b)	88	11,556
PolyMedix, Inc. (b)	11,120	7,006

	Shares	Value*
Riverbed Technology, Inc. (b)	2,075	$51,418
Sangamo Biosciences, Inc. (b)	1,866	10,095
Spectrum Pharmaceuticals, Inc. (b)	887	7,584
St. Jude Medical, Inc.	1,211	55,185
SuccessFactors, Inc. (b)	2,658	62,091
Targacept, Inc. (b)	742	12,080
TIBCO Software, Inc. (b)	2,589	57,942
UnitedHealth Group, Inc.	790	37,541
Vanda Pharmaceuticals, Inc. (b)	6,029	36,536
Watson Pharmaceuticals, Inc. (b)	382	25,640
XenoPort, Inc. (b)	9,053	66,177

		2,305,852

Total Common Stock (cost—$5,221,389)		4,699,202

PREFERRED STOCK—0.7%
Germany—0.7%
Porsche Automobil Holding SE	360	24,234
Volkswagen AG	83	13,799

Total Preferred Stock (cost—$36,178)		38,033

	Principal Amount (000s)
Repurchase Agreements—11.0%
State Street Bank & Trust Co., dated 8/31/11, zero coupon, due 9/1/11, proceeds $591,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $605,019 including accrued interest (cost—$591,000)	$591	591,000

Total Investments, before securities sold short (cost—$5,848,567)—98.9%		5,328,235

SECURITIES SOLD SHORT (c)—(54.3)%

	Shares
Common Stock—(50.1)%
Belgium—(0.8)%
Anheuser-Busch InBev NV	447	(24,674)
Solvay S.A.	169	(20,701)

		(45,375)

Schedule of Investments

Allianz RCM All Alpha Fund

August 31, 2011 (unaudited) (continued)

	Shares	Value*
Canada—(0.5)%
Research In Motion Ltd. (b)	811	$(26,260)

China—(0.5)%
SINA Corp. (b)	259	(27,819)

France—(1.6)%
Accor S.A.	576	(20,650)
Air Liquide S.A.	272	(35,326)
PPR	168	(27,956)

		(83,932)

Germany—(0.8)%
SAP AG ADR	480	(26,165)
ThyssenKrupp AG	435	(14,184)

		(40,349)

Israel—(0.9)%
Check Point Software Technologies Ltd. (b)	857	(46,655)

Italy—(1.0)%
Fiat SpA	4,132	(25,615)
Tod’s SpA	244	(28,050)

		(53,665)

Netherlands—(0.5)%
ASML Holding NV	754	(26,594)

Norway—(0.4)%
Yara International ASA	355	(19,531)

Spain—(0.5)%
Inditex S.A.	326	(27,705)

Sweden—(0.2)%
Hennes & Mauritz AB, Class B	421	(13,115)

Switzerland—(0.5)%
Syngenta AG (b)	84	(26,591)

Taiwan—(0.5)%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,341	(28,022)

United Kingdom—(2.2)%
ARM Holdings PLC ADR	1,258	(34,696)
British American Tobacco PLC	549	(24,426)
Compass Group PLC	1,635	(14,581)
Diageo PLC	728	(14,257)
Marks & Spencer Group PLC	2,697	(14,099)
SABMiller PLC	408	(14,520)

		(116,579)

United States—(39.2)%
Accenture PLC, Class A	745	(39,925)
Acorda Therapeutics, Inc. (b)	2,075	(54,054)

	Shares	Value*
Altera Corp.	914	$(33,260)
AmerisourceBergen Corp.	1,500	(59,370)
Ansys, Inc. (b)	586	(31,632)
Applied Materials, Inc.	2,305	(26,093)
Aruba Networks, Inc. (b)	1,190	(25,383)
Aspen Technology, Inc. (b)	1,434	(24,077)
athenahealth, Inc. (b)	459	(26,622)
Atmel Corp. (b)	2,605	(23,732)
Auxilium Pharmaceuticals, Inc. (b)	1,360	(23,134)
C.R. Bard, Inc.	413	(39,342)
Charles River Laboratories International, Inc. (b)	1,566	(51,866)
Cisco Systems, Inc.	2,000	(31,360)
Corning, Inc.	2,255	(33,893)
Covance, Inc. (b)	992	(49,163)
Cree, Inc. (b)	1,382	(44,818)
CVS Caremark Corp.	582	(20,900)
Cypress Semiconductor Corp. (b)	2,842	(45,017)
DENTSPLY International, Inc.	1,022	(35,974)
eBay, Inc. (b)	685	(21,146)
Fairchild Semiconductor International, Inc. (b)	1,849	(24,518)
Fiserv, Inc. (b)	322	(17,977)
Freescale Semiconductor Holdings I Ltd. (b)	1,784	(20,516)
Google, Inc., Class A (b)	65	(35,162)
HomeAway, Inc. (b)	792	(33,137)
Incyte Corp. Ltd. (b)	2,352	(37,797)
International Business Machines Corp.	297	(51,057)
Intuit, Inc.	1,123	(55,398)
IPG Photonics Corp. (b)	500	(28,990)
Jazz Pharmaceuticals, Inc. (b)	563	(24,147)
KLA-Tencor Corp.	566	(20,761)
Laboratory Corp. of America Holdings (b)	696	(58,137)
LSI Logic Corp. (b)	3,350	(22,813)
MAKO Surgical Corp. (b)	1,120	(40,208)
MWI Veterinary Supply, Inc. (b)	882	(65,268)
Mylan, Inc. (b)	1,046	(21,715)
National Instruments Corp.	822	(20,903)
NVIDIA Corp. (b)	1,824	(24,277)
Omnicare, Inc.	784	(23,293)
OpenTable, Inc. (b)	467	(28,482)
Optimer Pharmaceuticals, Inc. (b)	3,283	(32,666)

Schedule of Investments

Allianz RCM All Alpha Fund

August 31, 2011 (unaudited) (continued)

	Shares	Value*
Pacific Biosciences of California, Inc. (b)	11,147	$(78,921)
Paychex, Inc.	1,014	(27,358)
Quest Diagnostics, Inc.	508	(25,436)
Red Hat, Inc. (b)	737	(29,141)
Regeneron Pharmaceuticals, Inc. (b)	380	(22,431)
Salesforce.com, Inc. (b)	260	(33,475)
Shutterfly, Inc. (b)	987	(52,962)
Sirona Dental Systems, Inc. (b)	435	(20,297)
Stryker Corp.	1,746	(85,275)
Vivus, Inc. (b)	3,652	(30,458)
VMware, Inc., Class A (b)	405	(38,216)
Volterra Semiconductor Corp. (b)	781	(15,815)
Wright Medical Group, Inc. (b)	5,309	(81,387)
Zimmer Holdings, Inc. (b)	1,691	(96,201)
Zoll Medical Corp. (b)	1,105	(49,371)

		(2,114,727)

Total Common Stock (proceeds received—$2,689,049)		(2,696,919)

Exchange-Traded Funds—(3.5)%
United States—(3.5)%
Health Care Select Sector SPDR	3,113	(103,850)
iShares Nasdaq Biotechnology Index	516	(49,644)
Rydex S&P Equal Weight Healthcare	520	(34,684)

Total Exchange-Traded Funds (proceeds received—$182,718)		(188,178)

Preferred Stock—(0.7)%
Germany—(0.7)%
Henkel AG & Co. KGaA (proceeds received—$38,930)	651	(38,455)

Total Securities Sold Short (proceeds received—$2,910,697)		(2,923,552)

Total Investments, net of securities sold short (cost—$2,937,870) (a)—44.6%		2,404,683

Other assets less other liabilities—55.4%		2,985,205

Net Assets—100.0%		$5,389,888

Notes to Schedule of Investments:

(a)	Securities (net of securities sold short) with a net value of $1,834,205, representing 34.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Fund pledged cash collateral of $2,865,293 for securities sold short.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

SPDR—Standard & Poor’s Depositary Receipts

Other Investments:

(A) Futures contracts outstanding at August 31, 2011:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Short: Mini-Hang Seng Index	(68)	$(1,786)	9/29/11	$(69,432)

(B) Forward foreign currency contracts outstanding at August 31, 2011:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value August 31, 2011	Unrealized Appreciation (Depreciation)
Purchased:
1,697,700 Australian Dollar settling 9/22/11	Bank of New York Mellon	$1,803,542	$1,810,135	$6,593
784,500 British Pound settling 9/22/11	Bank of New York Mellon	1,277,263	1,273,196	(4,067)
952,064 Canadian Dollar settling 9/22/11	Bank of New York Mellon	975,000	971,713	(3,287)
1,741,900 Euro settling 9/22/11	Bank of New York Mellon	2,510,109	2,501,611	(8,498)
40,231 Euro settling 9/2/11	State Street Bank & Trust	58,195	57,792	(403)
175,176,250 Japanese Yen settling 9/22/11	Bank of New York Mellon	2,200,000	2,288,143	88,143
Sold:
1,439,200 Australian Dollar settling 9/22/11	Bank of New York Mellon	1,503,716	1,534,514	(30,798)
662,900 British Pound settling 9/22/11	Bank of New York Mellon	1,080,429	1,075,846	4,583
733,155 Canadian Dollar settling 9/22/11	Bank of New York Mellon	750,000	748,286	1,714
1,569,900 Euro settling 9/22/11	Bank of New York Mellon	2,242,304	2,254,596	(12,292)
184,029,513 Japanese Yen settling 9/22/11	Bank of New York Mellon	2,325,000	2,403,784	(78,784)

				$(37,096)

Schedule of Investments

Allianz RCM All Horizons Fund

August 31, 2011 (unaudited)

	Shares	Value*
COMMON STOCK—87.3%
Australia—16.6%
Australia & New Zealand Banking Group Ltd.	3,122	$68,027
Bionomics Ltd. (b)	102,535	53,575
Fortescue Metals Group Ltd.	10,758	70,134
Mesoblast Ltd. (b)	7,144	61,061
Starpharma Holdings Ltd. (b)	49,516	62,705
Telstra Corp. Ltd.	13,681	44,334

		359,836

Canada—5.4%
Bank of Nova Scotia	1,227	68,323
Suncor Energy, Inc.	1,534	49,154

		117,477

China—3.1%
Sichuan Expressway Co., Ltd., Class H	154,000	67,166

Finland—2.8%
Kemira Oyj	4,456	61,450

Germany—4.0%
Adidas AG	1,241	86,402

Japan—2.6%
Honda Motor Co., Ltd.	1,700	55,394

Netherlands—3.6%
Unilever NV Dutch Certificate	2,269	76,906

Portugal—3.1%
Galp Energia SGPS S.A., Class B	3,324	66,196

United Kingdom—6.2%
Shire PLC	2,108	67,910
Tullow Oil PLC	3,868	67,386

		135,296

United States—39.9%
Abbott Laboratories	1,460	76,665
Accenture PLC, Class A	1,255	67,255
Alpha Natural Resources, Inc. (b)	2,041	67,496
Anadarko Petroleum Corp.	760	56,050
Estee Lauder Cos., Inc., Class A	466	45,510
Flowserve Corp.	422	39,811
Freeport-McMoRan Copper & Gold, Inc.	1,451	68,400
Health Net, Inc. (b)	1,713	42,294
Intel Corp.	2,316	46,621
Marathon Petroleum Corp.	712	26,387
National-Oilwell Varco, Inc.	672	44,433
Pfizer, Inc.	3,369	63,944

	Shares	Value*
Philip Morris International, Inc.	1,042	$72,231
Roper Industries, Inc.	703	54,096
Wells Fargo & Co.	3,564	93,020

		864,213

Total Common Stock (cost—$1,922,952)		1,890,336

	Principal Amount (000s)
Repurchase Agreements—13.6%
State Street Bank & Trust Co., dated 8/31/11, zero coupon, due 9/1/11, proceeds $295,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $302,510 including accrued interest (cost—$295,000)	$295	295,000

Total Investments (cost—$2,217,952) (a)—100.9%		2,185,336

Liabilities in excess of other assets—(0.9)%		(20,546)

Net Assets—100.0%		$2,164,790

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $908,646, representing 42.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Other Investments:

Forward foreign currency contracts outstanding at August 31, 2011:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value August 31, 2011	Unrealized Depreciation
Sold:
6,305 Australian Dollar settling 9/2/11	State Street Bank & Trust	$6,731	$6,739	$(8)

Schedule of Investments

Allianz RCM China Equity Fund

August 31, 2011 (unaudited)

	Shares	Value*
COMMON STOCK—95.5%
China—76.5%
Bank of China Ltd., Class H	405,500	$168,187
BBMG Corp., Class H	38,000	43,013
Beijing Enterprises Holdings Ltd.	12,500	60,813
China Coal Energy Co., Ltd., Class H	62,000	83,629
China Construction Bank Corp., Class H	232,800	173,256
China Everbright International Ltd.	316,000	110,367
China Life Insurance Co., Ltd., Class H	60,500	153,363
China Mobile Ltd.	22,000	225,028
China National Materials Co., Ltd., Class H	67,000	40,776
China Oilfield Services Ltd., Class H	42,000	65,990
China Shenhua Energy Co., Ltd., Class H	25,000	116,707
China Telecom Corp. Ltd., Class H	260,000	170,978
Comba Telecom Systems Holdings Ltd.	108,100	93,068
CSR Corp. Ltd., Class H	61,000	35,820
Digital China Holdings Ltd.	85,000	145,093
Industrial & Commercial Bank of China, Class H	422,335	278,106
Kunlun Energy Co., Ltd.	68,000	105,348
Ping An Insurance Group Co., Class H	12,000	96,239
Poly Hong Kong Investments Ltd.	96,000	56,780
Pou Sheng International Holdings Ltd. (b)	328,000	51,456
Qingling Motors Co., Ltd., Class H	272,000	85,869
Sino-Ocean Land Holdings Ltd.	168,000	79,649
Tencent Holdings Ltd.	5,000	119,297
Tingyi Cayman Islands Holding Corp.	44,000	124,094
Yantai Changyu Pioneer Wine Co., Ltd., Class B	11,712	144,285
Yuexiu Transport Infrastructure Ltd.	172,000	74,183
Zhongsheng Group Holdings Ltd.	41,500	70,509
Zhuzhou CSR Times Electric Co., Ltd., Class H	28,700	69,009
Zijin Mining Group Co., Ltd., Class H	98,000	45,989
ZTE Corp., Class H	26,360	73,086

		3,159,987

	Shares	Value*
Hong Kong—19.0%
Aeon Stores Hong Kong Co., Ltd.	34,500	$77,857
CNOOC Ltd.	124,000	252,077
Daphne International Holdings Ltd.	70,000	77,992
Natural Beauty Bio-Technology Ltd.	240,000	41,458
Sa Sa International Holdings Ltd.	152,000	121,489
Varitronix International Ltd.	196,000	105,848
Wynn Macau Ltd.	33,200	106,789

		783,510

Total Common Stock (cost—$4,201,801)		3,943,497

	Principal Amount (000s)
Repurchase Agreements—4.2%
State Street Bank & Trust Co., dated 8/31/11, zero coupon, due 9/1/11, proceeds $173,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $179,265 including accrued interest (cost—$173,000)	$173	173,000

Total Investments (cost—$4,374,801) (a)—99.7%		4,116,497

Other assets less liabilities—0.3%		11,999

Net Assets—100.0%		$4,128,496

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $3,943,497, representing 95.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Schedule of Investments

Allianz RCM Disciplined Equity Fund

August 31, 2011 (unaudited)

	Shares	Value*
COMMON STOCK—98.8%
Aerospace & Defense—4.3%
Boeing Co.	30,030	$2,007,806

Beverages—3.1%
PepsiCo, Inc.	22,580	1,454,829

Biotechnology—3.0%
Amgen, Inc.	24,100	1,335,260
Celgene Corp. (a)	1,600	95,152

		1,430,412

Capital Markets—3.7%
Morgan Stanley	22,200	388,500
Northern Trust Corp.	19,920	765,526
SEI Investments Co.	32,600	557,786

		1,711,812

Chemicals—2.3%
Air Products & Chemicals, Inc.	9,680	792,501
Mosaic Co.	3,900	277,407

		1,069,908

Commercial Banks—3.3%
U.S. Bancorp	21,610	501,568
Wells Fargo & Co.	39,500	1,030,950

		1,532,518

Communications Equipment—3.1%
Brocade Communications Systems, Inc. (a)	81,700	316,179
QUALCOMM, Inc.	21,800	1,121,828

		1,438,007

Computers & Peripherals—3.1%
Apple, Inc. (a)	2,050	788,902
EMC Corp. (a)	28,800	650,592

		1,439,494

Diversified Telecommunication Services—5.1%
AT&T, Inc.	51,200	1,458,176
Verizon Communications, Inc.	25,200	911,484

		2,369,660

Electronic Equipment, Instruments & Components—3.9%
Corning, Inc.	71,100	1,068,633
FLIR Systems, Inc.	30,040	777,135

		1,845,768

Energy Equipment & Services—6.6%
Cameron International Corp. (a)	16,700	867,732
National-Oilwell Varco, Inc.	10,430	689,632
Schlumberger Ltd.	19,800	1,546,776

		3,104,140

Financial Services—3.0%
JPMorgan Chase & Co.	22,900	860,124
PNC Financial Services Group, Inc.	10,860	544,520

		1,404,644

	Shares	Value*
Food & Staples Retailing—1.5%
Wal-Mart Stores, Inc.	12,800	$681,088

Food Products—2.6%
Archer-Daniels-Midland Co.	43,200	1,230,336

Health Care Equipment & Supplies—4.6%
Hologic, Inc. (a)	10,700	178,048
Medtronic, Inc.	27,490	964,074
Varian Medical Systems, Inc. (a)	17,700	1,008,192

		2,150,314

Hotels, Restaurants & Leisure—0.6%
McDonald’s Corp.	3,300	298,518

Household Products—2.6%
Procter & Gamble Co.	18,800	1,197,184

Industrial Conglomerates—4.0%
General Electric Co.	116,300	1,896,853

Insurance—1.6%
MetLife, Inc.	22,800	766,080

Internet Software & Services—2.5%
Akamai Technologies, Inc. (a)	13,400	293,996
eBay, Inc. (a)	29,200	901,404

		1,195,400

Machinery—0.6%
Caterpillar, Inc.	3,260	296,660

Metals & Mining—3.8%
Freeport-McMoRan Copper & Gold, Inc.	27,440	1,293,522
Hecla Mining Co. (a)	63,800	489,346

		1,782,868

Multiline Retail—0.9%
Target Corp.	8,000	413,360

Oil, Gas & Consumable Fuels—9.6%
Chevron Corp.	14,670	1,451,010
Exxon Mobil Corp.	28,700	2,124,948
Southwestern Energy Co. (a)	3,700	140,415
Williams Cos., Inc.	29,500	796,205

		4,512,578

Pharmaceuticals—7.1%
Abbott Laboratories	24,690	1,296,472
Johnson & Johnson	14,180	933,044
Pfizer, Inc.	57,200	1,085,656

		3,315,172

Schedule of Investments

Allianz RCM Disciplined Equity Fund

August 31, 2011 (unaudited) (continued)

	Shares	Value*
Semiconductors & Semiconductor Equipment—4.3%
Intel Corp.	61,220	$1,232,359
Marvell Technology Group Ltd. (a)	22,300	293,245
Texas Instruments, Inc.	19,540	512,143

		2,037,747

Software—8.0%
Activision Blizzard, Inc.	48,490	574,121
Adobe Systems, Inc. (a)	40,800	1,029,792
Autodesk, Inc. (a)	22,600	637,320
Electronic Arts, Inc. (a)	26,160	590,693
Intuit, Inc.	9,870	486,887
Nuance Communications, Inc. (a)	22,700	421,312

		3,740,125

Total Common Stock (cost—$46,964,358)		46,323,281

	Principal Amount (000s)
Repurchase Agreements—1.0%
State Street Bank & Trust Co., dated 8/31/11, zero coupon, due 9/1/11, proceeds $475,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $487,377 including accrued interest (cost—$475,000)	$475	475,000

Total Investments (cost—$47,439,358)—99.8%		46,798,281

Other assets less liabilities—0.2%		91,880

Net Assets—100.0%		$46,890,161

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

Allianz RCM Global EcoTrendsSM Fund

August 31, 2011 (unaudited)

	Shares	Value*
COMMON STOCK—90.6%
Australia—2.5%
Sims Metal Management Ltd.	67,876	$1,121,786

Austria—4.5%
Andritz AG	22,047	2,040,943

Belgium—1.1%
Hansen Transmissions International NV (b)	475,483	499,774

Canada—0.5%
Stantec, Inc. (b)	8,337	207,467

China—5.4%
China Datang Corp. Renewable Power Co., Ltd., Class H (b)	1,499,375	303,956
China Everbright International Ltd.	1,263,000	441,117
China Longyuan Power Group Corp., Class H	916,000	836,008
GCL Poly Energy Holdings Ltd.	925,000	411,473
Huaneng Renewables Corp. Ltd., Class H (b)	822,696	210,274
Kunlun Energy Co., Ltd.	130,000	201,400
Trina Solar Ltd. ADR (b)	3,029	48,101

		2,452,329

Denmark—2.3%
Novozymes A/S, Class B	5,243	765,630
Vestas Wind Systems A/S (b)	12,027	252,066

		1,017,696

Finland—3.3%
Kemira Oyj	50,535	696,902
Outotec Oyj	18,662	771,359

		1,468,261

France—2.7%
Bureau Veritas S.A.	12,538	1,020,288
Suez Environnement Co.	11,297	189,055

		1,209,343

Germany—6.2%
Aixtron SE	15,818	355,505
Rational AG	5,120	1,288,046
Siemens AG	11,005	1,132,063

		2,775,614

Hong Kong—2.7%
China Water Affairs Group Ltd.	862,000	289,253
Fook Woo Group Holdings Ltd. (b)	944,000	221,264
Nine Dragons Paper Holdings Ltd.	963,000	692,987

		1,203,504

India—0.6%
Greenko Group PLC (b)	87,120	252,762

	Shares	Value*
Ireland—2.1%
Kingspan Group PLC	106,161	$955,567

Japan—4.7%
Horiba Ltd.	35,400	1,159,854
Kurita Water Industries Ltd.	35,800	953,972

		2,113,826

Netherlands—0.6%
Arcadis NV	15,244	288,488

Philippines—1.2%
Energy Development Corp.	3,557,593	527,481

Portugal—2.1%
Energias de Portugal S.A.	287,363	943,301

Russian Federation—2.6%
Gazprom OAO ADR (b)	95,922	1,165,452

Spain—2.1%
EDP Renovaveis S.A. (b)	101,454	607,333
Gamesa Corp. Tecnologica S.A.	52,080	313,461

		920,794

Switzerland—1.4%
ABB Ltd. (b)	29,511	629,389

Taiwan—0.9%
Epistar Corp.	148,000	318,870
Tong Hsing Electronic Industries Ltd.	30,000	77,277

		396,147

United Kingdom—6.4%
3Legs Resources PLC (b)	96,998	338,532
Aveva Group PLC	19,249	491,375
RPS Group PLC	290,579	940,910
Spectris PLC	46,308	1,079,718

		2,850,535

United States—34.7%
Covanta Holding Corp.	35,157	577,278
Cree, Inc. (b)	26,719	866,497
Danaher Corp.	34,808	1,594,554
Donaldson Co., Inc.	20,347	1,200,066
Eaton Corp.	17,624	756,951
EnerNOC, Inc. (b)	13,099	164,392
First Solar, Inc. (b)	1,093	109,278
Itron, Inc. (b)	15,539	618,763
ITT Corp.	16,301	771,689
Nalco Holding Co.	16,950	627,320
Ormat Technologies, Inc.	8,435	143,058
Pall Corp.	26,528	1,356,377

Schedule of Investments

Allianz RCM Global EcoTrendsSM Fund

August 31, 2011 (unaudited) (continued)

	Shares	Value*
Polypore International, Inc. (b)	5,788	$356,946
Range Resources Corp.	33,843	2,191,673
Rubicon Technology, Inc. (b)	6,259	80,647
Southwestern Energy Co. (b)	40,256	1,527,715
Stericycle, Inc. (b)	16,635	1,459,056
Tetra Tech, Inc. (b)	25,424	506,192
Thermo Fisher Scientific, Inc. (b)	9,716	533,700
Veeco Instruments, Inc. (b)	2,875	104,535

		15,546,687

Total Common Stock (cost—$43,004,148)		40,587,146

	Principal Amount (000s)
Repurchase Agreements—9.6%
State Street Bank & Trust Co., dated 8/31/11, zero coupon, due 9/1/11, proceeds $4,299,000; collateralized by U.S. Treasury Notes, 1.125%, due 12/15/12, valued at $4,389,875 including accrued interest (cost—$4,299,000)	$4,299	4,299,000

Total Investments (cost—$47,303,148) (a)—100.2%		44,886,146

Liabilities in excess of other assets—(0.2)%		(100,219)

Net Assets—100.0%		$44,785,927

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $21,615,292, representing 48.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz RCM Global Water Fund

August 31, 2011 (unaudited)

	Shares	Value*
COMMON STOCK—91.4%
Austria—6.4%
Andritz AG	51,881	$4,802,746

Brazil—2.4%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	30,854	1,779,041

Canada—0.9%
Stantec, Inc. (b)	26,344	655,574

China—0.3%
China Everbright International Ltd.	619,000	216,193
Duoyuan Global Water, Inc. ADR (b)(c)	14,000	13,580

		229,773

Finland—2.0%
Kemira Oyj	108,073	1,490,380

France—2.9%
Suez Environnement Co.	131,747	2,204,784

Hong Kong—0.4%
China Water Affairs Group Ltd.	962,000	322,809

Netherlands—4.4%
Aalberts Industries NV	30,000	559,403
Arcadis NV	58,892	1,114,514
Wavin NV (b)	174,215	1,580,774

		3,254,691

Sweden—4.8%
Alfa Laval AB	183,986	3,611,729

Switzerland—9.1%
Geberit AG (b)	26,845	5,623,716
Sulzer AG	8,500	1,146,829

		6,770,545

United Kingdom—14.4%
Halma PLC	121,701	685,313
Northumbrian Water Group PLC	300,624	2,246,373
Pennon Group PLC	274,538	2,877,453
RPS Group PLC	594,239	1,924,177
Severn Trent PLC	62,130	1,478,704
United Utilities Group PLC	157,023	1,526,537

		10,738,557

United States—43.4%
American Water Works Co., Inc.	161,542	4,810,721
Aqua America, Inc.	139,081	3,070,908
Calgon Carbon Corp. (b)	42,813	677,302
Danaher Corp.	91,906	4,210,214
Flowserve Corp.	10,211	963,306
Franklin Electric Co., Inc.	32,404	1,390,455
IDEX Corp.	80,904	3,008,011
Itron, Inc. (b)	27,869	1,109,743
ITT Corp.	70,705	3,347,175
Lindsay Corp.	20,684	1,286,545
Nalco Holding Co.	100,640	3,724,686
Pentair, Inc.	50,000	1,716,000
Roper Industries, Inc.	9,164	705,170

	Shares	Value*
Thermo Fisher Scientific, Inc. (b)	12,000	$659,160
Valmont Industries, Inc.	10,000	925,300
Watts Water Technologies, Inc., Class A	28,000	792,960

		32,397,656

Total Common Stock (cost—$65,864,032)		68,258,285

PREFERRED STOCK—0.4%
Germany—0.4%
KSB AG (cost—$375,771)	500	310,344

	Principal Amount (000s)
Repurchase Agreements—3.6%
State Street Bank & Trust Co., dated 8/31/11, zero coupon, due 9/1/11, proceeds $2,662,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $2,716,985 including accrued interest (cost—$2,662,000)	$2,662	2,662,000

Total Investments (cost—$68,901,803) (a)—95.4%		71,230,629

Other assets less liabilities—4.6%		3,422,161

Net Assets—100.0%		$74,652,790

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $33,722,778, representing 45.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Fair-Valued—Security with a value of $13,580, representing less than 0.1% of net assets.

Glossary:

ADR—American Depositary Receipt

Other Investments:

Forward foreign currency contracts outstanding at August 31, 2011:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value August 31, 2011	Unrealized Appreciation (Depreciation)
Purchased:
379,253 Euro settling 9/2/11	State Street Bank & Trust	$546,917	$544,797	$(2,120)
Sold:
426,162 British Pound settling 9/2/11	State Street Bank & Trust	693,323	691,789	1,534
1,350,492 Euro settling 9/2/11	State Street Bank & Trust	1,947,531	1,939,983	7,548
295,233 Euro settling 9/6/11	State Street Bank & Trust	423,945	424,080	(135)

				$6,827

Schedule of Investments

Allianz RCM International Opportunities Fund

August 31, 2011 (unaudited)

	Shares	Value*
COMMON STOCK—96.2%
Australia—2.3%
Australia & New Zealand Banking Group Ltd.	17,923	$390,532

Belgium—1.6%
Anheuser-Busch InBev NV	5,017	276,927

Brazil—3.3%
Itau Unibanco Holding S.A. ADR	9,890	179,603
Localiza Rent A Car S.A.	9,000	156,492
MRV Engenharia e Participacoes S.A.	18,500	155,726
Petroleo Brasileiro S.A. ADR	2,460	71,463

		563,284

Canada—0.8%
Bank of Nova Scotia	2,444	136,088

China—0.5%
Dongfeng Motor Group Co., Ltd., Class H	58,000	92,931

Denmark—1.5%
Novo Nordisk A/S, Class B	2,461	262,151

France—8.4%
BNP Paribas S.A.	6,088	313,145
Eutelsat Communications S.A.	5,090	226,487
Legrand S.A.	4,561	180,644
LVMH Moet Hennessy Louis Vuitton S.A.	1,771	298,881
Technip S.A.	2,393	233,375
Vinci S.A.	3,535	184,451

		1,436,983

Germany—12.0%
Adidas AG	3,597	250,435
BASF SE	4,954	352,295
Bayer AG	3,210	206,431
Daimler AG	3,810	205,816
Fresenius SE & Co. KGaA	2,501	258,392
Muenchener Rueckversicherungs AG	1,318	171,938
SAP AG	5,007	273,054
Siemens AG	3,142	323,211

		2,041,572

Hong Kong—4.3%
AIA Group Ltd.	91,975	325,514
BOC Hong Kong Holdings Ltd.	75,500	208,100
CNOOC Ltd.	95,000	193,123

		726,737

Ireland—1.4%
WPP PLC	22,724	237,069

	Shares	Value*
Israel—1.5%
Check Point Software Technologies Ltd. (b)	4,569	$248,736

Japan—17.6%
Canon, Inc.	7,300	344,476
Honda Motor Co., Ltd.	10,400	338,884
Ibiden Co., Ltd.	6,000	147,083
Inpex Corp.	26	177,251
Komatsu Ltd.	9,600	256,059
K’s Holdings Corp.	3,800	167,493
Mitsui & Co., Ltd.	19,100	327,708
Murata Manufacturing Co., Ltd.	4,000	244,136
Nidec Corp.	2,100	183,876
SMC Corp.	2,100	332,821
Sony Corp.	9,500	208,608
Sumitomo Mitsui Financial Group, Inc.	8,600	254,626

		2,983,021

Korea (Republic of)—0.8%
Samsung Electronics Co., Ltd. GDR	369	129,519

Netherlands—4.2%
Akzo Nobel NV	3,087	157,004
Koninklijke DSM NV	5,982	299,682
Unilever NV Dutch Certificate	7,425	251,664

		708,350

Portugal—1.5%
Galp Energia SGPS S.A., Class B	12,485	248,633

Spain—2.4%
Amadeus IT Holding S.A., Class A	10,098	201,297
Banco Santander S.A.	21,869	202,063

		403,360

Sweden—4.5%
Atlas Copco AB, Class A	18,126	408,450
Skandinaviska Enskilda Banken AB, Class A	37,559	222,242
Svenska Cellulosa AB, Class B	10,056	135,379

		766,071

Switzerland—5.9%
Nestle S.A.	9,835	608,537
Novartis AG	6,835	398,815

		1,007,352

Taiwan—1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,654	211,318

United Kingdom—20.5%
BG Group PLC	12,052	259,909
BHP Billiton PLC	11,607	395,053

Schedule of Investments

Allianz RCM International Opportunities Fund

August 31, 2011 (unaudited) (continued)

	Shares	Value*
Centrica PLC	42,815	$207,452
Compass Group PLC	24,930	222,333
Inmarsat PLC	18,124	138,235
International Power PLC	31,042	171,054
Prudential PLC	19,284	194,255
Royal Dutch Shell PLC, Class A	11,598	387,969
Shire PLC	7,225	232,756
Spectris PLC	7,909	184,406
Standard Chartered PLC	15,822	359,438
Vodafone Group PLC	167,668	440,004
Xstrata PLC	16,610	288,472

		3,481,336

Total Common Stock (cost—$16,119,542)		16,351,970

PREFERRED STOCK—1.3%
Germany—1.3%
Henkel AG & Co. KGaA (cost—$196,336)	3,666	216,556

	Principal Amount (000s)
Repurchase Agreements—3.3%
State Street Bank & Trust Co., dated 8/31/11, zero coupon, due 9/1/11, proceeds $561,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $577,009 including accrued interest (cost—$561,000)	$561	561,000
Total Investments (cost—$16,876,878) (a)—100.8%		17,129,526

Liabilities in excess of other assets—(0.8)%		(139,337)

Net Assets—100.0%		$16,990,189

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $15,279,581, representing 89.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Other Investments:

Forward foreign currency contracts outstanding at August 31, 2011:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value August 31, 2011	Unrealized Depreciation
Purchased:
98,353 British Pound settling 9/1/11	State Street Bank & Trust	$161,101	$159,655	$(1,446)

Schedule of Investments

Allianz RCM Redwood Fund

August 31, 2011 (unaudited)

	Shares	Value*
COMMON STOCK (a)—94.0%
Aerospace & Defense—2.0%
Boeing Co.	2,700	$180,522

Air Freight & Logistics—0.9%
FedEx Corp.	1,100	86,592

Airlines—0.8%
United Continental Holdings, Inc. (b)	4,000	74,360

Auto Components—3.2%
Lear Corp.	6,100	291,458

Automobiles—1.1%
Ford Motor Co. (b)	8,800	97,856

Chemicals—5.3%
Monsanto Co.	2,500	172,325
Potash Corp. of Saskatchewan, Inc.	5,500	318,890

		491,215

Communications Equipment—2.1%
Finisar Corp. (b)	4,200	77,532
Riverbed Technology, Inc. (b)	4,500	111,510

		189,042

Computers & Peripherals—5.8%
Apple, Inc. (b)	800	307,864
Dell, Inc. (b)	10,600	157,569
NetApp, Inc. (b)	1,900	71,478

		536,911

Construction & Engineering—1.9%
Quanta Services, Inc. (b)	8,900	170,791

Consumer Finance—2.7%
Discover Financial Services	10,000	251,600

Diversified Telecommunication Services—1.7%
AT&T, Inc.	5,400	153,792

Energy Equipment & Services—5.0%
Ensco PLC ADR	2,900	139,954
Schlumberger Ltd.	4,100	320,292

		460,246

Financial Services—8.4%
Bank of America Corp.	1,000	8,170
Fifth Third Bancorp	14,400	152,928
JPMorgan Chase & Co.	4,000	150,240
Visa, Inc., Class A	3,500	307,580
Wells Fargo & Co.	5,900	153,990

		772,908

	Shares	Value*
Health Care Providers & Services—4.3%
Aetna, Inc.	6,500	$260,195
Centene Corp. (b)	4,300	137,127

		397,322

Hotels, Restaurants & Leisure—5.6%
Carnival Corp., UNIT	4,300	142,029
Las Vegas Sands Corp. (b)	8,100	377,217

		519,246

Industrial Conglomerates—3.0%
Danaher Corp.	4,100	187,821
General Electric Co.	5,500	89,705

		277,526

Machinery—7.3%
Deere & Co.	1,100	88,902
Flowserve Corp.	1,300	122,642
Joy Global, Inc.	4,000	333,800
Terex Corp. (b)	7,600	122,588

		667,932

Media—3.8%
CBS Corp., Class B	8,400	210,420
Comcast Corp., Class A	6,500	139,815

		350,235

Metals & Mining—2.2%
Allegheny Technologies, Inc.	2,200	110,264
Cliffs Natural Resources, Inc.	1,100	91,135

		201,399

Oil, Gas & Consumable Fuels—7.0%
Anadarko Petroleum Corp.	3,400	250,750
Consol Energy, Inc.	5,700	260,262
Peabody Energy Corp.	2,700	131,760

		642,772

Paper & Forest Products—2.2%
International Paper Co.	7,500	203,625

Pharmaceuticals—4.4%
Abbott Laboratories	2,700	141,777
Pfizer, Inc.	13,900	263,822

		405,599

Road & Rail—2.5%
Hertz Global Holdings, Inc. (b)	20,800	232,960

Semiconductors & Semiconductor Equipment—1.6%
Broadcom Corp., Class A (b)	4,000	142,600

Software—1.1%
Oracle Corp.	3,500	98,245

Specialty Retail—4.1%
Bed Bath & Beyond, Inc. (b)	2,500	142,150
Guess?, Inc.	3,900	133,029

Schedule of Investments

Allianz RCM Redwood Fund

August 31, 2011 (unaudited) (continued)

	Shares	Value*
Tiffany & Co.	1,400	$100,744

		375,923

Textiles, Apparel & Luxury Goods—4.0%
CROCS, Inc. (b)	5,800	158,688
Deckers Outdoor Corp. (b)	2,400	213,504

		372,192

Total Common Stock (cost—$8,902,509)		8,644,869

	Principal Amount (000s)
Repurchase Agreements—29.2%
State Street Bank & Trust Co., dated 8/31/11, zero coupon, due 9/1/11, proceeds $2,691,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $2,744,995 including accrued interest (cost—$2,691,000)	$2,691	2,691,000

	Contracts
OPTIONS PURCHASED (b)—0.6%
Call Options—0.1%
S&P 500 ETF Trust (CBOE), strike price $138, expires 11/19/11	90	4,320

Put Options—0.5%
S&P 500 ETF Trust (CBOE), strike price $120, expires 11/19/11	90	49,140

Total Options Purchased (cost—$61,114)		53,460

Total Investments, before options written
(cost—$11,654,623)—123.8%		11,389,329

OPTIONS WRITTEN (b)—(23.6)%
Call Options—(22.6)%
Abbott Laboratories (CBOE), strike price $44, expires 1/21/12	27	(23,625)
Aetna, Inc. (CBOE), strike price $30, expires 1/21/12	65	(75,725)
Allegheny Technologies, Inc. (CBOE),
strike price $40, expires 1/21/12	22	(27,390)

	Contracts	Value*
Anadarko Petroleum Corp. (CBOE), strike price $65, expires 2/18/12	34	$(48,195)
Apple, Inc. (CBOE), strike price $260, expires 1/21/12	2	(25,765)
strike price $300, expires 1/21/12	6	(55,770)
AT&T, Inc. (CBOE), strike price $25, expires 1/21/12	54	(20,250)
Bed Bath & Beyond, Inc. (CBOE), strike price $43, expires 1/21/12	25	(37,375)
Boeing Co. (CBOE), strike price $60, expires 1/21/12	18	(17,280)
strike price $50, expires 2/18/12	9	(16,020)
Broadcom Corp. (CBOE), strike price $35, expires 11/19/11	40	(13,040)
Carnival Corp. (CBOE), strike price $30, expires 1/19/13	43	(30,100)
CBS Corp. (CBOE), strike price $18, expires 3/17/12	84	(67,200)
Centene Corp. (CBOE), strike price $25, expires 9/17/11	43	(30,315)
Cliffs Natural Resources, Inc. (CBOE),
strike price $65, expires 10/22/11	11	(21,230)
Comcast Corp. (CBOE), strike price $17.50, expires 1/21/12	65	(29,250)
Consol Energy, Inc. (CBOE), strike price $40, expires 1/21/12	57	(49,590)
CROCS, Inc. (CBOE), strike price $20, expires 1/19/13	58	(67,570)
Danaher Corp. (CBOE), strike price $43, expires 3/17/12	41	(24,190)
Deckers Outdoor Corp. (CBOE), strike price $65, expires 9/17/11	24	(57,480)
Deere & Co. (CBOE), strike price $60, expires 1/21/12	11	(24,640)
Dell, Inc. (CBOE), strike price $12.50, expires 1/21/12	106	(31,906)
Discover Financial Services (CBOE),
strike price $17.50, expires 1/21/12	100	(82,500)
Ensco PLC ADR (CBOE), strike price $35, expires 3/17/12	29	(41,035)
FedEx Corp. (CBOE), strike price $70, expires 1/21/12	11	(13,640)
Fifth Third Bancorp (CBOE), strike price $10, expires 1/21/12	84	(12,474)
strike price $10, expires 2/18/12	60	(9,570)

Schedule of Investments

Allianz RCM Redwood Fund

August 31, 2011 (unaudited) (continued)

	Contracts	Value*
Finisar Corp. (CBOE), strike price $13, expires 1/21/12	42	$(28,140)
Flowserve Corp. (CBOE), strike price $65, expires 1/21/12	13	(40,300)
Ford Motor Co. (CBOE), strike price $7.50, expires 1/19/13	88	(38,808)
General Electric Co. (CBOE), strike price $12.50, expires 1/21/12	55	(21,725)
Guess?, Inc. (CBOE), strike price $30, expires 1/21/12	39	(24,765)
Hertz Global Holdings, Inc. (CBOE), strike price $10, expires 1/21/12	135	(32,400)
strike price $10, expires 3/17/12	73	(19,710)
International Paper Co. (CBOE), strike price $20, expires 1/21/12	75	(60,375)
Joy Global, Inc. (CBOE), strike price $55, expires 1/21/12	20	(60,550)
strike price $60, expires 1/19/13	20	(61,650)
JPMorgan Chase & Co. (CBOE), strike price $40, expires 1/21/12	40	(8,720)
Las Vegas Sands Corp. (CBOE), strike price $33, expires 12/17/11	39	(56,452)
strike price $30, expires 1/21/12	42	(73,920)
Lear Corp. (CBOE), strike price $40, expires 9/17/11	38	(30,020)
strike price $35, expires 3/17/12	23	(31,855)
Monsanto Co. (CBOE), strike price $47.50, expires 1/21/12	10	(22,550)
strike price $50, expires 1/21/12	15	(29,775)
NetApp, Inc. (CBOE), strike price $40, expires 3/17/12	19	(6,888)
Oracle Corp. (CBOE), strike price $20, expires 3/17/12	35	(31,150)
Peabody Energy Corp. (CBOE), strike price $50, expires 1/21/12	27	(13,500)
Pfizer, Inc. (CBOE), strike price $17.50, expires 1/21/12	85	(18,700)
strike price $15, expires 3/17/12	54	(23,220)
Potash Corp. of Saskatchewan, Inc. (CBOE),
strike price $41.67, expires 1/21/12	37	(65,860)
strike price $40, expires 3/17/12	18	(35,550)
Quanta Services, Inc. (CBOE), strike price $20, expires 1/21/12	89	(13,795)
Riverbed Technology, Inc. (CBOE), strike price $25, expires 1/21/12	45	(17,775)
S&P 500 ETF Trust (CBOE),
strike price $130, expires 11/19/11	90	(19,440)
Schlumberger Ltd. (CBOE), strike price $65, expires 2/18/12	12	(20,340)
strike price $72.50, expires 2/18/12	29	(33,785)

	Contracts	Value*
Terex Corp. (CBOE), strike price $20, expires 1/19/13	76	$(19,380)
Tiffany & Co. (CBOE), strike price $50, expires 1/21/12	14	(32,165)
United Continental Holdings, Inc. (CBOE),
strike price $15, expires 1/19/13	40	(28,500)
Visa, Inc. (CBOE), strike price $65, expires 1/21/12	35	(86,363)
Wells Fargo & Co. (CBOE), strike price $27.50, expires 1/19/13	59	(22,420)

		(2,083,671)

Put Options—(1.0)%
American Express Co. (CBOE), strike price $40, expires 1/21/12	76	(11,780)
Coach, Inc. (CBOE), strike price $40, expires 1/21/12	34	(4,624)
Freeport-McMoRan Copper & Gold, Inc. (CBOE),
strike price $38, expires 11/19/11	41	(4,756)
General Electric Co. (CBOE), strike price $17.50, expires 1/21/12	98	(21,266)
Google, Inc. (CBOE), strike price $460, expires 3/17/12	3	(6,900)
Joy Global, Inc. (CBOE), strike price $50, expires 1/21/12	43	(4,730)
QUALCOMM, Inc. (CBOE), strike price $35, expires 1/21/12	36	(2,664)
S&P 500 ETF Trust (CBOE), strike price $110, expires 11/19/11	90	(25,200)
Weatherford International Ltd. (CBOE),
strike price $15, expires 1/21/12	94	(11,844)

		(93,764)

Total Options Written (premiums received—$2,239,087)		(2,177,435)

Total Investments, net of options written
(cost—$9,415,536)—100.2%		9,211,894

Other liabilities in excess of other assets—(0.2)%		(15,696)

Net Assets—100.0%		$9,196,198

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

UNIT—More than one class of securities traded together.

Other Investments:

Transactions in options written for the period ended August 31, 2011:

	Contracts	Premiums
Options outstanding, December 27, 2010 †	—	—
Options written	7,817	$4,078,299
Options terminated in closing transactions	(4,273)	(1,654,542)
Options exercised	(263)	(117,377)
Options expired	(106)	(67,293)

Options outstanding, August 31, 2011	3,175	$2,239,087

†	Commencement of operations.

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. Each Fund’s NAV is normally determined as of the close of regular trading (normally 4:00 p.m., Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time each Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine each Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Funds to measure fair value during the nine months ended August 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Funds utilized the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)— Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes— Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds— Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts— Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts— Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at August 31, 2011 in valuing each Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/11
AGI Solutions 2015:
Investments in Securities - Assets
Allianz Funds	$2,497,316	—	—	$2,497,316
Allianz Funds Multi-Strategy Trust	1,349,991	—	—	1,349,991
Exchange-Traded Funds	1,971,630	—	—	1,971,630
Other Mutual Funds	229,660	—	—	229,660
PIMCO Funds	5,229,167	—	—	5,229,167

Total Investments	$11,277,764	—	—	$11,277,764

AGI Solutions 2020:
Investments in Securities - Assets
Allianz Funds	$1,549,771	—	—	$1,549,771
Allianz Funds Multi-Strategy Trust	930,195	—	—	930,195
Exchange-Traded Funds	896,297	—	—	896,297
Other Mutual Funds	165,077	—	—	165,077
PIMCO Funds	2,657,900	—	—	2,657,900

Total Investments	$6,199,240	—	—	$6,199,240

AGI Solutions 2030:
Investments in Securities - Assets
Allianz Funds	$2,527,559	—	—	$2,527,559
Allianz Funds Multi-Strategy Trust	1,395,908	—	—	1,395,908
Exchange-Traded Funds	494,519	—	—	494,519
Other Mutual Funds	231,460	—	—	231,460
PIMCO Funds	2,590,567	—	—	2,590,567

Total Investments	$7,240,013	—	—	$7,240,013

AGI Solutions 2040:
Investments in Securities - Assets
Allianz Funds	$2,725,880	—	—	$2,725,880
Allianz Funds Multi-Strategy Trust	1,419,139	—	—	1,419,139
Exchange-Traded Funds	265,105	—	—	265,105
Other Mutual Funds	265,504	—	—	265,504
PIMCO Funds	1,154,092	—	—	1,154,092

Total Investments	$5,829,720	—	—	$5,829,720

AGI Solutions 2050:
Investments in Securities - Assets
Allianz Funds	$2,867,009	—	—	$2,867,009
Allianz Funds Multi-Strategy Trust	1,455,193	—	—	1,455,193
Exchange-Traded Funds	86,285	—	—	86,285
Other Mutual Funds	277,057	—	—	277,057
PIMCO Funds	955,172	—	—	955,172

Total Investments	$5,640,716	—	—	$5,640,716

AGI Solutions Global Allocation:
Investments in Securities - Assets
Allianz Funds	$89,216,230	—	—	$89,216,230
Allianz Funds Multi-Strategy Trust	47,729,509	—	—	47,729,509
Exchange-Traded Funds	24,392,388	—	—	24,392,388
Other Mutual Funds	8,232,337	—	—	8,232,337
PIMCO Funds	61,937,363	—	—	61,937,363
Repurchase Agreements	—	$551,000	—	551,000

Total Investments	$231,507,827	$551,000	—	$232,058,827

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/11
AGI Solutions Global Growth Allocation:
Investments in Securities - Assets
Allianz Funds	$4,026,264	—	—	$4,026,264
Allianz Funds Multi-Strategy Trust	2,173,205	—	—	2,173,205
Exchange-Traded Funds	105,383	—	—	105,383
Other Mutual Funds	335,615	—	—	335,615
PIMCO Funds	1,049,281	—	—	1,049,281

Total Investments	$7,689,748	—	—	$7,689,748

AGI Solutions Retirement Income:
Investments in Securities - Assets
Allianz Funds	$2,918,647	—	—	$2,918,647
Allianz Funds Multi-Strategy Trust	1,428,526	—	—	1,428,526
Exchange-Traded Funds	2,470,583	—	—	2,470,583
Other Mutual Funds	291,456	—	—	291,456
PIMCO Funds	7,212,314	—	—	7,212,314
Repurchase Agreements	—	$119,000	—	119,000

Total Investments	$14,321,526	$119,000	—	$14,440,526

AGIC Convertible:
Investments in Securities - Assets
Convertible Bonds	—	$567,974,850	—	$567,974,850
Convertible Preferred Stock:
Financial Services	$7,399,755	10,354,638	—	17,754,393
Road/Rail	—	3,820,196	—	3,820,196
All Other	35,571,829	—	—	35,571,829
Short-Term Investments	—	59,353,325	—	59,353,325

Total Investments	$42,971,584	$641,503,009	—	$684,474,593

AGIC Focused Opportunity:
Investments in Securities - Assets
Common Stock	$3,712,428	—	—	$3,712,428

AGIC High Yield Bond:
Investments in Securities - Assets
Corporate Bonds & Notes:
Commercial Services	—	$10,111,822	$875,358	$10,987,180
Oil & Gas	—	7,746,400	524,550	8,270,950
All Other	—	64,622,951	—	64,622,951
Repurchase Agreements	—	1,643,000	—	1,643,000

Total Investments	—	$84,124,173	$1,399,908	$85,524,081

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 8/31/11
AGIC International Growth:
Investments in Securities - Assets
Common Stock:
Brazil	$1,482,600	—	—		$1,482,600
Canada	3,473,963	—	—		3,473,963
China	1,209,974	$3,521,700	—		4,731,674
France	—	4,709,160	$1,403,261		6,112,421
Italy	1,311,751	1,715,079	—		3,026,830
Japan	1,048,656	12,125,068	—		13,173,724
Netherlands	827,758	2,100,353	—		2,928,111
Taiwan	1,041,390	—	—		1,041,390
United Kingdom	1,699,544	27,657,551	—		29,357,095
All Other	—	39,826,155	—		39,826,155

Total Investments	$12,095,636	$91,655,066	$1,403,261		$105,153,963

AGIC International Growth Opportunities:
Investments in Securities - Assets
Common Stock:
Brazil	$2,266,350	—	—		$2,266,350
Canada	10,634,496	—	—		10,634,496
China	4,923,984	$3,866,684	—	†	8,790,668
United Kingdom	2,808,604	30,780,747	—		33,589,351
All Other	—	68,819,810	—		68,819,810
Preferred Stock	2,445,010	—	—		2,445,010
Repurchase Agreements	—	7,634,000	—		7,634,000

Total Investments	$23,078,444	$111,101,241	—	†	$134,179,685

† Peace Mark Holdings Ltd. is fair-valued at $0.

AGIC Micro Cap:
Investments in Securities - Assets
Common Stock	$47,820,264	—	—		$47,820,264
Repurchase Agreements	—	$374,000	—		374,000

Total Investments	$47,820,264	$374,000	—		$48,194,264

AGIC Small to Mid Cap Growth:
Investments in Securities - Assets
Common Stock	$2,860,967	—	—		$2,860,967

AGIC Ultra Micro Cap:
Common Stock	$9,296,057	—	—		$9,296,057
Repurchase Agreements	—	$250,000	—		250,000

Total Investments	$9,296,057	$250,000	—		$9,546,057

AGIC U.S. Emerging Growth:
Common Stock	$20,634,114	—	—		$20,634,114
Repurchase Agreements	—	$606,000	—		606,000

Total Investments	$20,634,114	$606,000	—		$21,240,114

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/11
NFJ Global Dividend Value:
Investments in Securities - Assets
Common Stock:
Australia	—	$688,935	—	$688,935
France	—	3,524,627	—	3,524,627
Germany	—	1,098,253	—	1,098,253
Hong Kong	—	1,403,123	—	1,403,123
Japan	—	1,420,577	—	1,420,577
Korea (Republic of)	—	2,285,926	—	2,285,926
Norway	—	689,240	—	689,240
Spain	—	715,541	—	715,541
Sweden	—	1,368,728	—	1,368,728
Switzerland	—	1,274,788	—	1,274,788
United Kingdom	—	2,821,896	—	2,821,896
All Other	$17,414,346	—	—	17,414,346
Repurchase Agreements	—	646,000	—	646,000

Total Investments	$17,414,346	$17,937,634	—	$35,351,980

RCM All Alpha:
Investments in Securities - Assets
Common Stock:
China	$47,633	$987,280	—	$1,034,913
Finland	—	24,037	—	24,037
France	—	40,942	—	40,942
Germany	—	81,071	—	81,071
Hong Kong	—	752,309	—	752,309
Netherlands	29,165	73,586	—	102,751
Switzerland	51,922	19,119	—	71,041
United Kingdom	—	179,303	—	179,303
All Other	2,412,835	—	—	2,412,835
Preferred Stock	—	38,033	—	38,033
Repurchase Agreements	—	591,000	—	591,000

Total Investments in Securities - Assets	$2,541,555	$2,786,680	—	$5,328,235

Investments in Securities - Liabilities
Securities Sold Short, at value:
Common Stock:
Belgium	—	$(45,375)	—	$(45,375)
France	—	(83,932)	—	(83,932)
Italy	—	(53,665)	—	(53,665)
Norway	—	(19,531)	—	(19,531)
Spain	—	(27,705)	—	(27,705)
Sweden	—	(13,115)	—	(13,115)
Switzerland	—	(26,591)	—	(26,591)
United Kingdom	$(63,473)	(53,106)	—	(116,579)
All Other	(2,310,426)	—	—	(2,310,426)
Exchange-Traded Funds	(188,178)	—	—	(188,178)
Preferred Stock	—	(38,455)	—	(38,455)

Total Investments in Securities - Liabilities	$(2,562,077)	$(361,475)	—	$(2,923,552)

Other Financial Instruments* - Assets
Foreign Exchange Contracts	—	$101,033	—	$101,033

Other Financial Instruments* - Liabilities
Foreign Exchange Contracts	—	$(138,129)	—	$(138,129)
Market Price	$(69,432)	—	—	(69,432)

Total Other Financial Instruments - Liabilities	$(69,432)	$(138,129)	—	$(207,561)

Total Investments	$(89,954)	$2,388,109	—	$2,298,155

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/11
RCM All Horizons:
Investments in Securities - Assets
Common Stock:
Australia	—	$359,836	—	$359,836
China	—	67,166	—	67,166
Finland	—	61,450	—	61,450
Germany	—	86,402	—	86,402
Japan	—	55,394	—	55,394
Netherlands	—	76,906	—	76,906
Portugal	—	66,196	—	66,196
United Kingdom	—	135,296	—	135,296
All Other	$981,690	—	—	981,690
Repurchase Agreements	—	295,000	—	295,000

Total Investments in Securities - Assets	$981,690	$1,203,646	—	$2,185,336

Other Financial Instruments* - Liabilities
Foreign Exchange Contracts	—	$(8)	—	$(8)

Total Investments	$981,690	$1,203,638	—	$2,185,328

RCM China Equity:
Investments in Securities - Assets
Common Stock	—	$3,943,497	—	$3,943,497
Repurchase Agreements	—	173,000	—	173,000

Total Investments	—	$4,116,497	—	$4,116,497

RCM Disciplined Equity:
Investments in Securities - Assets
Common Stock	$46,323,281	—	—	$46,323,281
Repurchase Agreements	—	$475,000	—	475,000

Total Investments	$46,323,281	$475,000	—	$46,798,281

RCM Global EcoTrends SM:
Investments in Securities - Assets
Common Stock:
Belgium	$499,774	—	—	$499,774
Canada	207,467	—	—	207,467
China	258,375	$2,193,954	—	2,452,329
Ireland	955,567	—	—	955,567
Russian Federation	1,165,452	—	—	1,165,452
United Kingdom	338,532	2,512,003	—	2,850,535
United States	15,546,687	—	—	15,546,687
All Other	—	16,909,335	—	16,909,335
Repurchase Agreements	—	4,299,000	—	4,299,000

Total Investments	$18,971,854	$25,914,292	—	$44,886,146

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/11
RCM Global Water:
Investments in Securities - Assets
Common Stock:
Austria	—	$4,802,746	—	$4,802,746
China	—	216,193	$13,580	229,773
Finland	—	1,490,380	—	1,490,380
France	—	2,204,784	—	2,204,784
Hong Kong	—	322,809	—	322,809
Netherlands	—	3,254,691	—	3,254,691
Sweden	—	3,611,729	—	3,611,729
Switzerland	—	6,770,545	—	6,770,545
United Kingdom	—	10,738,557	—	10,738,557
All Other	$34,832,271	—	—	34,832,271
Preferred Stock	—	310,344	—	310,344
Repurchase Agreements	—	2,662,000	—	2,662,000

Total Investments in Securities - Assets	$34,832,271	$36,384,778	$13,580	$71,230,629

Other Financial Instruments* - Assets
Foreign Exchange Contracts	—	$9,082	—	$9,082

Other Financial Instruments* - Liabilities
Foreign Exchange Contracts	—	$(2,255)	—	$(2,255)

Total Investments	$34,832,271	$36,391,605	$13,580	$71,237,456

RCM International Opportunities:
Investments in Securities - Assets
Common Stock:
Brazil	$563,284	—	—	$563,284
Canada	136,088	—	—	136,088
Israel	248,736	—	—	248,736
Korea (Republic of)	129,519	—	—	129,519
Taiwan	211,318	—	—	211,318
All Other	—	$15,063,025	—	15,063,025
Preferred Stock	—	216,556	—	216,556
Repurchase Agreements	—	561,000	—	561,000

Total Investments in Securities - Assets	$1,288,945	$15,840,581	—	$17,129,526

Other Financial Instruments* - Liabilities
Foreign Exchange Contracts	—	$(1,446)	—	$(1,446)

Total Investments	$1,288,945	$15,839,135	—	$17,128,080

RCM Redwood:
Investments in Securities - Assets
Common Stock	$8,644,869	—	—	$8,644,869
Repurchase Agreements	—	$2,691,000	—	2,691,000
Options Purchased:
Market Price	53,460	—	—	53,460

Total Investments in Securities - Assets	$8,698,329	$2,691,000	—	$11,389,329

Investments in Securities - Liabilities
Options Written, at value:
Market Price	$(2,177,435)	—	—	$(2,177,435)

Total Investments	$6,520,894	$2,691,000	—	$9,211,894

*	Other financial instruments not reflected in the Schedules of Investments, such as futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the nine months ended August 31, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended August 31, 2011, was as follows:

	Beginning Balance 11/30/10		Net Purchases (Sales) and Settlements	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3	Ending Balance 8/31/11
AGIC Convertible:
Investments in Securities - Assets
Convertible Bonds:
Oil & Gas	$3,792,225		$(3,610,594)	—	$(62,465)	$(119,166)	—	—	—
Telecommunications	6,434,004		(6,889,681)	—	1,949,110	(1,493,433)	—	—	—

Total Investments	$10,226,229		$(10,500,275)	—	$1,886,645	$(1,612,599)	—	—	—

AGIC High Yield Bond:
Investments in Securities - Assets
Corporate Bonds & Notes:
Commercial Services	—		—	—	—	—	$875,358	—	$875,358
Oil & Gas	—		$526,831	—	$1,344	$(3,625)	—	—	524,550
Transportation	$1,475,625		(1,504,944)	$379	11,281	17,659	—	—	—

Total Investments	$1,475,625		$(978,113)	$379	$12,625	$14,034	$875,358	—	$1,399,908

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at August 31, 2011 was $(150,442).

AGIC International Growth:
Investments in Securities - Assets
Common Stock:
France	—		$1,473,401	—	—	$(70,140)	—	—	$1,403,261

Total Investments	—		$1,473,401	—	—	$(70,140)	—	—	$1,403,261

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at August 31, 2011 was $(70,140).

AGIC International Growth Opportunities:
Investments in Securities - Assets
Common Stock:
China	—	†	—	—	—	—	—	—	—	†

Total Investments	—	†	—	—	—	—	—	—	—	†

† Peace Mark Holdings Ltd. is fair-valued at $0.

There was no change in the net unrealized appreciation/depreciation of Level 3 investments which the Fund held at August 31, 2011.

RCM China Equity:
Investments in Securities - Assets
Common Stock:
Rights#	$5,364		—	—	—	$(5,364)	—	—	—

# Rights that were received as part of an offering, expired unexcercised.

RCM Global EcoTrends SM:
Investments in Securities - Assets
Common Stock:
China	$478,111		$(647,036)	—	$318,594	$(149,669)	—	—	—
Taiwan	1,918,740		(1,058,368)	—	(988,740)	128,368	—	—	—

Total Investments	$2,396,851		$(1,705,404)	—	$(670,146)	$(21,301)	—	—	—

	Beginning Balance 11/30/10	Net Purchases (Sales) and Settlements	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3	Ending Balance 8/31/11
RCM Global Water:
Investments in Securities - Assets
Common Stock:
China	—	$96,331	—	—	$(82,751)	—	—	$13,580

Total Investments	—	$96,331	—	—	$(82,751)	—	—	$13,580

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at August 31, 2011 was $(82,751).

*	Transferred out of Level 2 into Level 3 because sufficient observable inputs were not available.

At August 31, 2011, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written and securities sold short) for federal income tax purposes were as follows:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AGI Solutions 2015	$10,880,191	$464,703	$67,130	$397,573
AGI Solutions 2020	5,730,972	540,912	72,644	468,268
AGI Solutions 2030	6,691,333	654,214	105,534	548,680
AGI Solutions 2040	5,305,789	642,736	118,805	523,931
AGI Solutions 2050	5,094,051	666,510	119,845	546,665
AGI Solutions Global Allocation	211,634,383	22,384,067	1,959,623	20,424,444
AGI Solutions Global Growth Allocation	7,019,553	809,909	139,714	670,195
AGI Solutions Retirement Income	13,897,030	711,509	168,013	543,496
AGIC Convertible	683,617,252	36,275,302	35,417,961	857,341
AGIC Focused Opportunity	4,226,913	123,595	638,080	(514,485)
AGIC High Yield Bond	86,184,702	1,992,673	2,653,294	(660,621)
AGIC International Growth	92,447,372	16,517,710	3,811,119	12,706,591
AGIC International Growth Opportunities	120,236,009	24,946,947	11,003,271	13,943,676
AGIC Micro Cap	45,348,946	8,031,087	5,185,769	2,845,318
AGIC Small to Mid Cap Growth	2,677,956	430,582	247,571	183,011
AGIC Ultra Micro Cap	9,484,338	821,297	759,578	61,719
AGIC U.S. Emerging Growth	20,213,226	2,994,008	1,967,120	1,026,888
NFJ Global Dividend Value	37,797,758	1,021,498	3,467,276	(2,445,778)
RCM All Alpha	5,929,010	108,513	709,288	(600,775)
RCM All Horizons	2,223,803	106,412	144,879	(38,467)
RCM China Equity	4,457,804	100,528	441,835	(341,307)
RCM Disciplined Equity	47,444,798	1,997,371	2,643,888	(646,517)
RCM Global EcoTrendsSM	47,315,265	6,494,789	8,923,908	(2,429,119)
RCM Global Water	69,204,671	7,777,430	5,751,472	2,025,958
RCM International Opportunities	16,878,659	1,507,194	1,256,327	250,867
RCM Redwood	11,670,540	354,798	636,009	(281,211)

Differences between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

60

Item 2.	Controls and Procedures

(a) The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds Multi-Strategy Trust

By:	/s/ Brian S. Shlissel
President

Date: October 24, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President

Date: October 24, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 24, 2011